UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-7529

 NAME OF REGISTRANT:                     Asian Small Companies Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                08/31

 DATE OF REPORTING PERIOD:               07/01/2010 - 06/30/2011


Asian Small Companies Portfolio
--------------------------------------------------------------------------------------------------------------------------
 ADHUNIK METALIKS LIMITED                                                                    Agenda Number:  702581287
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0013U101
    Meeting Type:  AGM
    Meeting Date:  10-Sep-2010
          Ticker:
            ISIN:  INE400H01019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2010and the profit & loss account
       for the 31 MAR 2010 and also the reports of
       the Directors and the Auditors thereon

2.     Declare a dividend for the FYE 31 MAR 2010                Mgmt          For                            For

3.     Re-elect Mr. Jugal Kishore Agarwal as a Director,         Mgmt          For                            For
       who retires by rotation

4.     Re-elect Mr. Nirmal Kumar Agarwal as a Director,          Mgmt          For                            For
       who retires by rotation

5.     Re-elect Mr. Mahesh Kumar Agarwal as a Director,          Mgmt          For                            For
       who retires by rotation

6.     Re-elect Dr. Ramgopal Agarwala as a Director,             Mgmt          For                            For
       who retires by rotation

7.     Appointment of M/s. S.R. Batliboi & Co. as the            Mgmt          For                            For
       Auditors of the Company from the conclusion
       of this meeting until the conclusion of the
       next AGM and authorize the Board of Directors
       to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 AEON CO (M) BHD                                                                             Agenda Number:  703027640
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y00187107
    Meeting Type:  AGM
    Meeting Date:  26-May-2011
          Ticker:
            ISIN:  MYL6599OO004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    To receive and adopt the Audited Financial Statements     Mgmt          For                            For
       for the financial year  ended 31 December 2010
       together with the Reports of the Directors
       and         Auditors thereon

O.2    To declare a First and Final Dividend of 16%              Mgmt          For                            For
       less 25% tax in respect of the   financial
       year ended 31 December 2010

O.3    To approve the increase in Directors' fees to             Mgmt          For                            For
       MYR 1.45 million for the        financial year
       ended 31 December 2010

O.4    To re-elect the following Director retiring               Mgmt          For                            For
       under Article 74 of the Articles  of Association
       of the Company: Mr Nagahisa Oyama

O.5    To re-elect the following Director retiring               Mgmt          For                            For
       under Article 74 of the Articles  of Association
       of the Company: Brig Jen (B) Dato' Mohamed
       Idris bin Saman

O.6    To re-elect the following Director retiring               Mgmt          For                            For
       under Article 74 of the Articles  of Association
       of the Company: Datuk Zawawi bin Mahmuddin

O.7    To re-elect the following Director retiring               Mgmt          For                            For
       under Article 74 of the Articles  of Association
       of the Company: Mr Naoki Hayashi

O.8    To re-elect Ms Nur Qamarina Chew binti Abdullah           Mgmt          For                            For
       as Director who is retiring   under Article
       80 of the Articles of Association of the Company

O.9    To re-appoint Dato' Abdullah bin Mohd Yusof               Mgmt          For                            For
       as Director pursuant to Section   129(6) of
       the Companies Act, 1965

O.10   To re-appoint Dato' Chew Kong Seng as Director            Mgmt          For                            For
       pursuant to Section 129(6) of  the Companies
       Act, 1965

O.11   To re-appoint Datuk Ramli bin Ibrahim as Director         Mgmt          For                            For
       pursuant to Section 129(6)  of the Companies
       Act, 1965

O.12   To re-appoint Messrs KPMG Desa Megat & Co. as             Mgmt          For                            For
       Auditors of the Company and to  authorise the
       Directors to fix their remuneration

O.13   Proposed renewal of existing shareholders' mandate        Mgmt          For                            For
       for the recurrent related  party transactions
       of a revenue or trading nature and proposed
       new            shareholders' mandate for additional
       recurrent related party transactions of  a
       revenue or trading nature ("proposed shareholders'
       mandate")

S.1    Proposed amendments to the articles of association        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AIRTAC INTERNATIONAL GROUP                                                                  Agenda Number:  703052174
--------------------------------------------------------------------------------------------------------------------------
        Security:  G01408106
    Meeting Type:  AGM
    Meeting Date:  09-Jun-2011
          Ticker:
            ISIN:  KYG014081064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU

A.1    The 2010 business operations                              Non-Voting    No vote

A.2    The 2010 audited reports                                  Non-Voting    No vote

B.1    The 2010 business reports and the consolidated            Mgmt          For                            For
       financial statements of the    company

B.2    The 2010 profit distribution. Proposed cash               Mgmt          For                            For
       dividend: RMB 1 per share.        (approx.
       TWD 4.36 per share based on the board meeting)

B.3    The revision to the procedures of monetary loans,         Mgmt          For                            For
       endorsement and guarantee

B.4    The revision to the articles of incorporation             Mgmt          For                            For

B.5    Other issues and extraordinary motions                    Mgmt          For                            Against




--------------------------------------------------------------------------------------------------------------------------
 ALLAHABAD BANK                                                                              Agenda Number:  702805005
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0031K101
    Meeting Type:  EGM
    Meeting Date:  23-Mar-2011
          Ticker:
            ISIN:  INE428A01015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To consider and approve allotment of Equity               Mgmt          Against                        Against
       Shares to the Govt. of India on   preferential
       allotment basis :- Resolved that pursuant to
       provisions of       Section 3(2B) (b) of the
       Banking Companies (Acquisition and Transfer
       of       Undertakings) Act, 1970, Clause 20
       of the Nationalized Banks (Management and
       Miscellaneous Provisions) Scheme, 1970 Clause
       23 of the Listing Agreement for Equity Shares
       entered into with the National Stock Exchange
       of India Limited  and Bombay Stock Exchange
       Limited (including any amendment thereto or
       re-enactment thereof) and in accordance
       with the provisions of Regulation 4   (A) of
       the Allahabad Bank (Shares and Meetings) Regulations,
       1999 and the     other Rules/Notifications/Circulars/
       Regulations/ Guidelines, if any,         prescribed
       by the Government of India, Reserve Bank of
       India, Securities and  Exchange Board of India
       CONTD

CONT   CONTD or any other relevant authority, from               Non-Voting    No vote
       time to time to the extent        applicable
       and subject to approvals, consents, permissions
       and sanctions,     which may be agreed to by
       the Board of Directors of Allahabad Bank (the
       Bank) (hereinafter referred to as "the Board"
       which term shall be deemed to include Committee(s)
       constituted/to be constituted by the Board
       to exercise its       powers including the
       powers conferred by this Regulation) be and
       is hereby    authorized on behalf of the Bank,
       to create, offer, issue and allot
       1,28,63,436 Equity Shares of the Bank of INR
       10/- (Rupees Ten only) each for  cash at a
       premium of INR 217/- (Rupees Two Hundred Seventeen
       only )           aggregating to INR 291,99,99,972/-
       (Rupees Two Hundred Ninety One Crore
       Ninety Nine Lac, Ninety Nine Thousand, Nine
       Hundred Seventy Two only) by way  of CONTD

CONT   CONTD Preferential Issue to the promoters of              Non-Voting    No vote
       the Bank i.e. Government of      India (President
       of India) in accordance with Chapter VII of
       Securities and   Exchange Board of India (Issue
       of Capital and Disclosure Requirement)
       Regulations, 2009 (the SEBI ICDR Regulations).
       Resolved further that the new  Equity Shares
       to be issued and allotted on preferential basis
       in pursuance of this Resolution shall be issued
       in dematerialized form and shall be subject
       to lock-in requirements required under Chapter
       VII of Securities and Exchange Board of India
       (Issue of Capital and Disclosure Requirement)
       Regulations,     2009 and shall rank pari passu
       in all respects (including Dividend) with the
       existing Equity shares of the Bank and be
       listed on Stock Exchanges where the existing
       Equity Shares of the Bank are listed. Resolved
       further that CONTD

CONT   CONTD for the purpose of giving effect to this            Non-Voting    No vote
       resolution the Board of        Directors of
       the Bank be and is hereby authorized to do
       all such acts, deeds, matters and things as
       the Board may in its absolute discretion consider
       necessary proper, desirable or appropriate
       for making the said issue as       aforesaid
       and to settle any question difficulty or doubt
       that may arise in    this regard as the Board
       may deem fit and proper in its absolute discretion
       to be most beneficial to the Bank. Resolved
       further that the Board of         Directors
       of the Bank be and is hereby authorized to
       delegate all or any of   its power(s) to a
       committee of Directors of the Bank to give
       effect to the    aforesaid Resolution




--------------------------------------------------------------------------------------------------------------------------
 ALLAHABAD BANK                                                                              Agenda Number:  703066490
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0031K101
    Meeting Type:  AGM
    Meeting Date:  10-Jun-2011
          Ticker:
            ISIN:  INE428A01015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To discuss, approve and adopt the Balance Sheet,          Mgmt          For                            For
       Profit & Loss Account of the Bank as at and
       for the year ended 31st March, 2011, the Report
       of the Board   of Directors on the working
       and activities of the Bank for the period covered
       by the Accounts and the Auditor's Report on
       the Balance Sheet and Accounts

2      To declare Dividend on Equity Shares                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AMVIG HOLDINGS LTD                                                                          Agenda Number:  703104935
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV10225
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2011
          Ticker:
            ISIN:  KYG0420V1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20110415/LTN20110415219.pdf

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

1      To receive and approve the audited consolidated           Mgmt          For                            For
       financial statements and the  reports of the
       directors and auditors for the year ended 31
       December 2010

2      To approve the final dividend for the year ended          Mgmt          For                            For
       31 December 2010 of HKD11.4  cents per share
       of HKD 0.01 each in the capital of the Company

3.a    To re-elect Mr. Ng Sai Kit as director                    Mgmt          For                            For

3.b    To re-elect Mr. David John Cleveland Hodge as             Mgmt          For                            For
       director

3.c    To re-elect Mr. Ralf Klaus Wunderlich as director         Mgmt          For                            For

3.d    To re-elect Mr. Oh Choon Gan, Eric as director            Mgmt          For                            For

3.e    To authorise the board of directors to fix the            Mgmt          For                            For
       directors' remuneration

4      To re-appoint the Company's auditors and authorise        Mgmt          For                            For
       the board of directors to  fix their remuneration

5      To grant a general mandate to the directors               Mgmt          Against                        Against
       to issue, allot and otherwise     deal with
       the Company's shares

6      To grant a general mandate to the directors               Mgmt          For                            For
       to repurchase the Company's       shares

7      To add the nominal amount of the shares repurchased       Mgmt          Against                        Against
       by the Company to the     mandate granted to
       the directors under resolution no. 5




--------------------------------------------------------------------------------------------------------------------------
 AUROBINDO PHARMA LTD                                                                        Agenda Number:  702584423
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y04527134
    Meeting Type:  AGM
    Meeting Date:  23-Sep-2010
          Ticker:
            ISIN:  INE406A01029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2010 and profit and  loss account
       and cash flow statement for the YE on that
       date and the report   of the Board of Directors
       and the Auditors thereon

2      Declare a dividend on the Equity Shares                   Mgmt          For                            For

3      Re-appoint Dr. K. Ramachandran as a Director,             Mgmt          For                            For
       who retires by rotation

4      Re-appoint Dr. P.L. Sanjeev Reddy as a Director,          Mgmt          For                            For
       who retires by rotation

5      Re-appoint Mr. P. Sarath Chandra Reddy as a               Mgmt          For                            For
       Director, who retires by rotation

6      Appointment of M/s. S.R. Batliboi & Associates            Mgmt          For                            For
       (Registration No.101049W) as   the Statutory
       Auditors of the Company to hold office from
       the conclusion of   this AGM until the conclusion
       of the next AGM and authorize the Board of
       Directors to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 AUROBINDO PHARMA LTD                                                                        Agenda Number:  702717008
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y04527134
    Meeting Type:  EGM
    Meeting Date:  23-Dec-2010
          Ticker:
            ISIN:  INE406A01029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Resolved that, pursuant to the provisions of              Mgmt          For                            For
       Section 94 and other applicable  provisions,
       if any, of the Companies Act, 1956 and subject
       to the approvals,  consents, permissions and
       sanctions as may be necessary from the appropriate
       authorities or bodies, each of the 13,20,00,000
       Equity Shares of the face     value of INR
       5 each in the Authorised Share Capital of the
       Company be         subdivided into 66,00,00,000
       Equity Shares of the face value of INR 1 each;
       Resolved further that the Board Of Directors
       of the Company (hereinafter      referred to
       as "the Board" which expression shall include
       any Committee       thereof for the time being
       exercising the powers conferred on the Board
       by    this resolution) be and is hereby authorised
       to issue new share certificates  in dematerialized
       or physical mode representing the sub-divided
       equity CONTD

CONT   CONTD shares with new distinctive numbers, consequent     Non-Voting    No vote
       to the sub-division of  shares to those members,
       whose names would appear on the register of
       members  on 11th February, 2011 or such other
       date as may be approved by the Bombay    Stock
       Exchange Limited and National Stock Exchange
       of India Limited, on the   following terms
       and conditions: (i) the Equity Shares of the
       face value of    INR 1 each to be issued and
       allotted upon sub-division shall rank pari-passu
       in all respects with the existing shares and
       shall be subject to the          Memorandum
       and Articles of Association; (ii) allotment
       of Equity Shares to    the non-resident members
       upon sub-division shall be subject to approval
       of    the RBI, if required; (iii) the members,
       whom the Equity Shares are allotted  upon sub-division,
       shall accept the same in full and final CONTD

CONT   CONTD satisfaction of their respective rights             Non-Voting    No vote
       and interest; (iv) in case of shares held by
       Beneficial Owners in dematerialized form, sub-division
       of shares shall subject to the approval of
       the Depository, be made by way of direct credit
       to their respective demat accounts; (v) the
       sub-divided shares would be directly credited
       to the respective demat account or be issued
       in physical form to the members at their option;
       (vi) the members who do not exercise the options
       as aforesaid would be allotted sub-divided
       shares in the same form in which they hold
       the existing shares in the Company; (vii) no
       letters of allotment shall be issued for the
       sub-divided shares and Share Certificates in
       respect thereof, wherever applicable, shall
       be issued and delivered subject to the provisions
       of the Companies (Issue of Share Certificates)
       Rules, 1960; CONTD

CONT   CONTD resolved further that, in partial modification      Non-Voting    No vote
       of the Special Resolutions passed at the seventeenth
       Annual General Meeting held on 31st July, 2004
       in connection with 'Employee Stock Option Plan
       2004 (' ESOP 2004), consent and approval of
       the Company be and is hereby accorded to the
       Board for carrying out such adjustments as
       may be necessary to give effect of the sub-division,
       in the number and/or price of the options to
       the eligible employees under and pursuant to
       the ESOP 2004, provided that, after the said
       adjustment, the number of shares so issued
       / to be issued shall not exceed 25,38,500;
       resolved further that, in partial modification
       of the Special Resolutions passed at the Nineteenth
       Annual General Meeting held on 18th September,
       2006 in connection with 'Employee Stock Option
       Plan 2006 ('ESOP 2006), consent and approval
       of the Company be and is hereby accorded to
       the Board for carrying out such adjustments
       as may be necessary to give effect of the sub-division,
       in CONTD

CONT   CONTD the number and/or price of the options              Non-Voting    No vote
       to the eligible employees under  and pursuant
       to the ESOP 2006, provided that, after the
       said adjustment, the  number of shares so issued/
       to be issued shall not exceed 39,95,250; resolved
       further that, in partial modification of the
       Special Resolutions passed at the Extraordinary
       General Meeting held on 27th April, 2006 in
       connection with     'Foreign Currency Convertible
       Bonds (FCCBs)' consent and approval of the
       Company be and is hereby accorded to the
       Board for carrying out such          adjustments
       as may be necessary to give effect of the sub-division,
       in the    number and/or price of the shares
       to be issued on conversion of Foreign
       Currency Convertible Bonds under and pursuant
       to the issue of USD 150,000,000 Convertible
       Bonds due 2011 and USD 50,00,000 Forward Conversion
       Convertible      Bonds CONTD

CONT   CONTD due 2011 vide offering circular dated               Non-Voting    No vote
       12 May 2006; resolved further     that the
       existing Clause V of the Memorandum of Association
       of the Company    relating to share capital
       be altered by deleting the same and substituting
       in place thereof the following new Clause V:
       "V. (a) The Authorised Share        Capital
       of the Company is INR 76,00,00,000/- (Rupees
       Seventy Six Crores only) divided into 66,00,00,000
       (Sixty Six Crores only) Equity Shares of INR
       1/-    (Rupee One only) each and 10,00,000
       (Ten Lakhs only) Preference Shares of INR 100/-
       (Rupees One Hundred only) each; (b) The Company
       has power from time to  time increase in Capital
       as Equity or preferred Shares and to attach
       to any   class or classes of such Shares, preferences,
       rights, privileges or           priorities
       in payment of dividends, or distribution of
       assets, or otherwise   CONTD

CONT   CONTD over and other shares and to subject the            Non-Voting    No vote
       same to any restrictions, limitations or
       conditions and to vary the regulations of the
       Company, as to a portion the    right to participate
       in profits in any manner subject to the prior
       consent of the Government of India or the order
       of the court, if the same will be        necessary
       being obtained before doing so"; resolved further
       that the existing Article 3 of the Articles
       of Association of the Company relating to share
       capital be altered by deleting the same
       and substituting in place thereof the following
       new Article 3: "3. The Authorised Share Capital
       of the Company is   INR 76,00,00,000/- (Rupees
       Seventy Six Crores only) divided into 66,00,00,000
       (Sixty Six Crores only) Equity Shares of INR
       1/- (Rupee One only) each and    10,00,000
       (Ten Lakhs only) Preference Shares of INR 100/-
       CONTD

CONT   CONTD (Rupees One Hundred only) each and the              Non-Voting    No vote
       same may be increased or reduced in accordance
       with the Companies Act, 1956 and the Memorandum
       of Association  as and when thought fit by
       the Board of Directors"; resolved further that
       the Board be and is hereby authorised to do
       all acts, deeds, matters and things   as it
       may, in its sole and absolute discretion deem
       necessary, expedient,     usual or proper and
       to settle any question, doubt or difficulty
       that may      arise with regard to the issue
       and allotment of sub-divided equity shares
       as  aforesaid on any other matter incidental
       or consequential thereto and its     decision
       shall be final and binding on all members and
       other interested       persons




--------------------------------------------------------------------------------------------------------------------------
 BANGKOK LIFE ASSURANCE LTD                                                                  Agenda Number:  702926479
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0608V100
    Meeting Type:  AGM
    Meeting Date:  26-Apr-2011
          Ticker:
            ISIN:  TH1016010015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IN THE SITUATION WHERE THE CHAIRMAN OF THE MEETING        Non-Voting    No vote
       SUDDENLY CHANGE THE AGENDA AND/OR ADD NEW AGENDA
       DURING THE MEETING,WE WILL VOTE THAT AGENDA
       AS ABSTAIN.

1      To certify the minutes of the annual general              Mgmt          For                            For
       shareholders meeting no 1/2010

2      To acknowledge the operating results 2010                 Mgmt          For                            For

3      To approve the financial statements for fiscal            Mgmt          For                            For
       year ended December 31,2011

4      To approve the allocation of profit and determine         Mgmt          For                            For
       div payment for the year 2010

5      To approve the election of Directors replacing            Mgmt          For                            For
       those retired by rotation

6      To approve the Directors remuneration for 2011            Mgmt          For                            For

7      To approve the appointment of Companys auditor            Mgmt          For                            For
       and determine auditors remuneration

8      To approve the cancellation of unallotted warrants        Mgmt          For                            For

9      To approve the decrease of registered capital             Mgmt          For                            For

10     To approve the amendment of Companys memorandum           Mgmt          For                            For
       clause 4 in consistent with the decrease of
       registered capital

11     To approve the issue and allotment of WTS to              Mgmt          For                            For
       Companys employee and/or management

12     To approve the increase of registered capital             Mgmt          For                            For
       to reserve for the exercise of warrant

13     To approve the amendment of Companys memorandum           Mgmt          For                            For
       clause 4 in consistent to the increase of registered
       capital

14     Others (if any)                                           Mgmt          For                            Against




--------------------------------------------------------------------------------------------------------------------------
 BANGKOK LIFE ASSURANCE LTD                                                                  Agenda Number:  702933450
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0608V126
    Meeting Type:  AGM
    Meeting Date:  26-Apr-2011
          Ticker:
            ISIN:  TH1016010R13
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

1      To certify the Minutes of the Annual General              Non-Voting    No vote
       Shareholders' Meeting no. 1/2010

2      To acknowledge the operating results for 2010             Non-Voting    No vote

3      To approve the financial statements for the               Non-Voting    No vote
       fiscal year ended December 31, 2010

4      To approve the allocation of profit and determine         Non-Voting    No vote
       dividend payment for the year 2010

5      To approve the election of directors replacing            Non-Voting    No vote
       those retired by rotation

6      To approve the director's remuneration for 2011           Non-Voting    No vote

7      To approve the appointment of company's auditor           Non-Voting    No vote
       and determine auditor's remuneration

8      To approve the cancellation of unallotted warrants        Non-Voting    No vote

9      To approve the decrease of registered capital             Non-Voting    No vote

10     To approve the amendment of Company's memorandum          Non-Voting    No vote
       clause 4 in consistent with the decrease of
       registered capital

11     To approve the issue and allotment of warrants            Non-Voting    No vote
       to company's employee and/or management

12     To approve the increase of registered capital             Non-Voting    No vote
       to reserve for the exercise of warrant

13     To approve the amendment of company's memorandum          Non-Voting    No vote
       clause 4 in consistent to the increase of registered
       capital

14     Others (if any)                                           Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BIG C SUPERCENTER PUBLIC CO LTD                                                             Agenda Number:  702923512
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y08886122
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2011
          Ticker:
            ISIN:  TH0280010R16
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO       ATTEND THE
       MEETING PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE
       CARD BY          CONTACTING YOUR CLIENT REPRESENTATIVE.
       THANK YOU

1      To approve the Minutes of the Extraordinary               Non-Voting    No vote
       General Meeting of Shareholders   No.1/2011

2      To acknowledge and approve Annual Report and              Non-Voting    No vote
       the Financial Statements of the  Company for
       the Year ended December 31, 2010 audited by
       the auditor

3      To consider and approve the allocation of profit,         Non-Voting    No vote
       payment of dividend and     legal reserve for
       the year 2010

4      To consider and approve the election of directors         Non-Voting    No vote
       in place of those retiring  from office by
       rotation and appointment of new director

5      To Consider and fix the remuneration of Board             Non-Voting    No vote
       of Director, Audit Committee    and Good Corporate
       Governance Committee for the year 2011

6      To consider and approve the appointment of auditors       Non-Voting    No vote
       of the Company and the    whole group and fix
       his/her remuneration for year 2011

7      To consider and approve the revenue recognition           Non-Voting    No vote
       for the cancellation of the   Dividend

8      Other business (if any)                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BIOSTIME INTERNATIONAL HOLDINGS LTD, GRAND CAYMAN                                           Agenda Number:  702980295
--------------------------------------------------------------------------------------------------------------------------
        Security:  G11259101
    Meeting Type:  AGM
    Meeting Date:  09-Jun-2011
          Ticker:
            ISIN:  KYG112591014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20110420/LTN20110420307.pdf

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST'     ONLY FOR ALL
       RESOLUTIONS. THANK YOU.

1      To receive and adopt the audited financial statements     Mgmt          For                            For
       and the reports of the  directors and auditors
       for the year ended 31 December 2010

2      To declare a final dividend for the year ended            Mgmt          For                            For
       31 December 2010

3a1    To re-elect Mr. Luo Fei as an executive director          Mgmt          For                            For

3a2    To re-elect Dr. Zhang Wenhui as an executive              Mgmt          For                            For
       director

3a3    To re-elect Ms. Kong Qingjuan as an executive             Mgmt          For                            For
       director

3a4    To re-elect Mr. Wu Xiong as a non-executive               Mgmt          For                            For
       director

3a5    To re-elect Mr. Luo Yun as a non-executive director       Mgmt          For                            For

3a6    To re-elect Mr. Chen Fufang as a non-executive            Mgmt          For                            For
       director

3a7    To re-elect Mr. Ngai Wai Fung as an independent           Mgmt          For                            For
       non-executive director

3a8    To re-elect Mr. Tan Wee Seng as an independent            Mgmt          For                            For
       non-executive director; and

3a9    To re-elect Professor Xiao Baichun as an independent      Mgmt          For                            For
       non-executive director

3b     To authorise the board of directors of the Company        Mgmt          For                            For
       to fix the remuneration of the director

4      To re-appoint Ernst & Young as auditors of the            Mgmt          For                            For
       Company and to authorise the   board of directors
       to fix their remuneration

5      To grant a general mandate to the directors               Mgmt          Against                        Against
       to allot, issue and deal with     shares of
       the Company not exceeding 20% of the aggregate
       nominal amount of    the issued share capital
       of the Company as at the date of passing this
       resolution

6      To grant a general mandate to the directors               Mgmt          For                            For
       to purchase shares of the Company not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of passing this resolution

7      To extend the general mandate granted under               Mgmt          Against                        Against
       resolution no. 5 by adding the    shares purchased
       pursuant to the general mandate granted by
       resolution no. 6




--------------------------------------------------------------------------------------------------------------------------
 BUSAN BANK, PUSAN                                                                           Agenda Number:  702734559
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0534Y103
    Meeting Type:  EGM
    Meeting Date:  18-Jan-2011
          Ticker:
            ISIN:  KR7005280003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION

1      Approval of stock swap for establishment of               Mgmt          For                            For
       financial holding company

2      Approval of amendment to the stock option conditions      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BUSAN BANK, PUSAN                                                                           Agenda Number:  702785619
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0534Y103
    Meeting Type:  AGM
    Meeting Date:  04-Mar-2011
          Ticker:
            ISIN:  KR7005280003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approval of financial statements (cash dividend           Mgmt          For                            For
       per shs: KRW250)

2      Election of directors(4): (Nominee for non outside        Mgmt          For                            For
       director: Young Lock Lim), (Nominees for outside
       directors: Soon Cheol Lee, Jong Hwa Kim, Hae
       Sik Park)

3      Election of audit committee member(1): (Nominee           Mgmt          For                            For
       for audit committee member as outside director:
       Hae Sik Park)




--------------------------------------------------------------------------------------------------------------------------
 CDL HOSPITALITY REAL ESTATE INVESTMENT TRUST                                                Agenda Number:  702889556
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1233P104
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2011
          Ticker:
            ISIN:  SG1T66931158
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive and adopt the Report of M&C Business           Mgmt          For                            For
       Trust Management Limited, as  trustee-manager
       of HBT (the "HBT Trustee-Manager"), the Statement
       by the      Chief Executive Officer of the
       HBT Trustee-Manager, the Report of DBS Trustee
       Limited, as trustee of H-REIT (the "H-REIT
       Trustee"), the Report of M&C REIT  Management
       Limited, as manager of H-REIT (the "H-REIT
       Manager") and the       Audited Financial Statements
       of HBT, H-REIT and CDL Hospitality Trusts for
       the year ended 31 December 2010 and the
       Auditors' Report thereon

2      To re-appoint Messrs KPMG LLP as the Independent          Mgmt          For                            For
       Auditors of H-REIT and HBT   and to hold office
       until the conclusion of the next Annual General
       Meetings   of H-REIT and HBT, and to authorise
       the H-REIT Manager and the HBT            Trustee-Manager
       to fix their remuneration

3      That authority be and is hereby given to the              Mgmt          Against                        Against
       H-REIT Manager and the HBT       Trustee-Manager,
       to (a) (i) issue new units in H-REIT ("H-REIT
       Units") and    new units in HBT ("HBT Units",
       together with H-REIT Units, the "Stapled
       Securities") whether by way of rights,
       bonus or otherwise; and/or (ii) make   or grant
       offers, agreements or options (collectively,
       "Instruments") that     might or would require
       Stapled Securities to be issued, including
       but not     limited to the creation and issue
       of (as well as adjustments to) securities,
       warrants, debentures or other instruments
       convertible into Stapled            Securities,
       at any time and upon such terms and conditions
       and for such       purposes and to such persons
       as the H-REIT Manager and the HBT
       Trustee-Manager may in their absolute
       discretion deem fit; and (b) issue      Stapled
       Securities in CONTD

CONT   CONTD pursuance of any Instrument made or granted         Non-Voting    No vote
       by the H-REIT Manager and   the HBT Trustee-Manager
       while this Resolution was in force (notwithstanding
       that the authority conferred by this Resolution
       may have ceased to be in      force), provided
       that: (1) the aggregate number of Stapled Securities
       to be   issued pursuant to this Resolution
       (including Stapled Securities to be issued
       in pursuance of Instruments made or granted
       pursuant to this Resolution),     shall not
       exceed fifty per cent (50%) of the total number
       of issued Stapled   Securities (excluding treasury
       H-REIT Units and treasury HBT Units, if any)
       (as calculated in accordance with sub-paragraph
       (2) below), of which the      aggregate number
       of Stapled Securities to be issued other than
       on a pro rata  basis to Security Holders shall
       not exceed twenty per cent (20%) of the total
       CONTD

CONT   CONTD number of issued Stapled Securities (excluding      Non-Voting    No vote
       treasury H-REIT Units    and treasury HBT Units,
       if any) (as calculated in accordance with
       sub-paragraph (2) below); (2) subject
       to such manner of calculation as may be prescribed
       by Singapore Exchange Securities Trading Limited
       ("SGX-ST") for    the purpose of determining
       the aggregate number of Stapled Securities
       that    may be issued under sub-paragraph (1)
       above, the total number of issued       Stapled
       Securities (excluding treasury H-REIT Units
       and treasury HBT Units,   if any) shall be
       based on the number of issued Stapled Securities
       (excluding  treasury H-REIT Units and treasury
       HBT Units, if any) at the time this
       Resolution is passed, after adjusting for:
       (a) any new Stapled Security       arising
       from the conversion or exercise of any Instruments
       which CONTD

CONT   CONTD are outstanding at the time this Resolution         Non-Voting    No vote
       is passed; and (b) any      subsequent bonus
       issue, consolidation or subdivision of Stapled
       Securities;   (3) in exercising the authority
       conferred by this Resolution, the H-REIT
       Manager and the HBT Trustee-Manager shall
       comply with the provisions of the   Listing
       Manual of SGX-ST for the time being in force
       (unless such compliance  has been waived by
       SGX-ST), the Business Trusts Act, Chapter 31A
       of Singapore for the time being in force, the
       trust deed constituting H-REIT (as amended)
       (the "H-REIT Trust Deed") for the time being
       in force (unless otherwise       exempted or
       waived by the Monetary Authority of Singapore)
       and the trust deed constituting HBT (the "HBT
       Trust Deed") for the time being in force (unless
       otherwise exempted or waived by the Monetary
       Authority of CONTD

CONT   CONTD Singapore); (unless revoked or varied               Non-Voting    No vote
       by the Security Holders in a      general meeting)
       the authority conferred by this Resolution
       shall continue in force until (i) the conclusion
       of the next Annual General Meetings of H-REIT
       and HBT or (ii) the date by which the next
       Annual General Meetings of H-REIT  and HBT
       are required by law to be held, whichever is
       earlier; (5) where the   terms of the issue
       of the Instruments provide for adjustment to
       the number of Instruments or Stapled Securities
       into which the Instruments may be
       converted, in the event of rights, bonus or
       other capitalisation issues or    any other
       events, the H-REIT Manager and the HBT Trustee-
       Manager are         authorised to issue additional
       Instruments or Stapled Securities pursuant
       to  such adjustment notwithstanding that the
       authority conferred by CONTD

CONT   CONTD this Resolution may have ceased to be               Non-Voting    No vote
       in force at the time the          Instruments
       are issued; and (6) the H-REIT Manager, the
       H-REIT Trustee and    the HBT Trustee-Manager
       be and are hereby severally authorised to complete
       and do all such acts and things (including
       executing all such documents as    may be required)
       as the H-REIT Manager, the H-REIT Trustee or,
       as the case    may be, the HBT Trustee-Manager
       may consider expedient or necessary or in the
       interest of H-REIT and HBT to give effect to
       the authority conferred by this  Resolution




--------------------------------------------------------------------------------------------------------------------------
 CDL HOSPITALITY REAL ESTATE INVESTMENT TRUST                                                Agenda Number:  702918612
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1233P104
    Meeting Type:  EGM
    Meeting Date:  29-Apr-2011
          Ticker:
            ISIN:  SG1T66931158
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      That: (i) approval be and is hereby given for             Mgmt          For                            For
       the acquisition of Studio M     Hotel Singapore
       (the "Acquisition") from Republic Iconic Hotel
       Pte. Ltd. (as  vendor) for a purchase consideration
       of SGD 154.0 million, based on the terms and
       conditions set out in the conditional sale
       and purchase agreement dated 1 March 2011 entered
       into between DBS Trustee Limited, as trustee
       of H-REIT     (the "H-REIT Trustee"), and Republic
       Iconic Hotel Pte. Ltd. (as vendor) (the  "Sale
       and Purchase Agreement"), as described in the
       circular to holders of    stapled securities
       of CDL Hospitality Trusts dated 5 April 2011
       (the          "Circular"); (ii) approval be
       and is hereby given for the grant of a master
       lease of Studio M Hotel Singapore by the
       H-REIT Trustee (as landlord) to      Republic
       Iconic Hotel Pte. Ltd. (as master lessee) (the
       "Master Lease"),      based CONTD

CONT   CONTD on the terms and conditions set out in              Non-Voting    No vote
       the master lease agreement to be entered into
       between the H-REIT Trustee, M&C REIT Management
       Limited (as      manager of H-REIT) (the "H-REIT
       Manager") and Republic Iconic Hotel Pte. Ltd.
       (as master lessee) (the "Master Lease Agreement")
       immediately upon completion of the Acquisition,
       as described in the Circular; and (iii) the
       H-REIT        Manager, any director of the
       H-REIT Manager (a "Director") and the H-REIT
       Trustee be and are hereby severally authorised
       to complete and do all such    acts and things
       (including executing all such documents as
       may be required)   as the H-REIT Manager, such
       Director or, as the case may be, the H-REIT
       Trustee may consider expedient or necessary
       or in the interests of H-REIT to  give effect
       to the Acquisition and the Master Lease




--------------------------------------------------------------------------------------------------------------------------
 CHINA AUTOMATION GROUP LTD                                                                  Agenda Number:  702937460
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2112N111
    Meeting Type:  AGM
    Meeting Date:  17-May-2011
          Ticker:
            ISIN:  KYG2112N1117
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20110412/LTN20110412023.pdf

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

1      To receive and consider the audited Financial             Mgmt          For                            For
       Statements and the Directors'   Report and
       the Independent Auditor's Report for the year
       ended 31st December  2010

2.a    To re-elect Mr. Huang Zhi Yong as Director                Mgmt          For                            For

2.b    To re-elect Mr. Kuang Jian Ping as Director               Mgmt          For                            For

2.c    To authorise the Board of Directors to fix the            Mgmt          For                            For
       remuneration of the Directors

3      To re-appoint Deloitte Touche Tohmatsu as Auditors        Mgmt          For                            For
       of the Company and         authorise the Board
       of Directors to fix the remuneration of the
       Auditors

4      To give a general mandate to the Directors to             Mgmt          For                            For
       repurchase shares of the        Company (ordinary
       resolution in item No.4 of the Notice of Annual
       General     Meeting)

5      To give a general mandate to the Directors to             Mgmt          Against                        Against
       issue new shares of the Company (ordinary resolution
       in item No.5 of the Notice of Annual General
       Meeting)

6      To extend the general mandate to be given to              Mgmt          Against                        Against
       the Directors to issue new       shares (ordinary
       resolution in item No.6 of the Notice of Annual
       General      Meeting)

7      To approve payment of a dividend of HKD7 cents            Mgmt          For                            For
       per share from the share       premium account
       of the Company in respect of the year ended
       31st December,    2010 (ordinary resolution
       in item No.7 of the Notice of Annual General
       Meeting)




--------------------------------------------------------------------------------------------------------------------------
 CHINA HIGH PRECISION AUTOMATION GROUP LTD                                                   Agenda Number:  702657719
--------------------------------------------------------------------------------------------------------------------------
        Security:  G21122109
    Meeting Type:  AGM
    Meeting Date:  26-Nov-2010
          Ticker:
            ISIN:  KYG211221091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20101025/LTN20101025009.PDF

1      To consider and approve the audited consolidated          Mgmt          For                            For
       financial statements and the reports of the
       Directors and the auditors of the Company for
       the year ended   30 June 2010

2      To declare a final dividend for the year ended            Mgmt          For                            For
       30 June 2010

3.a    To re-elect Mr. Wong Fun Chung as an executive            Mgmt          For                            For
       Director

3.b    To re-elect Mr. Cheung Chuen as an executive              Mgmt          For                            For
       Director

3.c    To re-elect Ms. Ji Qin Zhi as an independent              Mgmt          For                            For
       non-executive Director

3.d    To authorize the Board to fix the remuneration            Mgmt          For                            For
       of the Directors

4      To re-appoint KPMG as the Company's auditors              Mgmt          For                            For
       and authorize the Board to fix   their remuneration

5.a    To grant the Issue Mandate to the Directors               Mgmt          Against                        Against
       to exercise all the powers of the Company to
       allot, issue and otherwise deal with the new
       shares of the Company

5.b    To grant the Repurchase Mandate to the Directors          Mgmt          For                            For
       to repurchase shares of the  Company

5.c    To extend the Issue Mandate by an amount representing     Mgmt          Against                        Against
       the aggregate nominal   amount of any shares
       of the Company repurchased under the Repurchase
       Mandate

6      To approve the refreshment of the Scheme Mandate          Mgmt          For                            For
       Limit




--------------------------------------------------------------------------------------------------------------------------
 CHINA MINZHONG FOOD CORPORATION LTD                                                         Agenda Number:  702629405
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1503Q105
    Meeting Type:  AGM
    Meeting Date:  20-Oct-2010
          Ticker:
            ISIN:  SG1Z73955945
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive and adopt the Directors' Report and            Mgmt          For                            For
       Audited Accounts of the        Company for
       the year ended 30 JUN 2010 together with the
       Auditors' Report     thereon

2      To re-elect Mr. Lin Guo Rong, a Director retiring         Mgmt          For                            For
       pursuant to Article 114 of  the Company's Articles
       of Association

3      To re-elect Mr. Lee Edan Kietchai, a Director             Mgmt          For                            For
       retiring pursuant to Article    114 of the
       Company's Articles of Association

4      To re-elect Mr. Lim Gee Kiat, a Director retiring         Mgmt          For                            For
       pursuant to Article 118 of  the Company's Articles
       of Association

5      To approve the payment of Directors' fees of              Mgmt          For                            For
       SGD 156,000 for the financial    year ended
       30 JUN 2010

6      To approve the payment of Directors' fees of              Mgmt          For                            For
       SGD 308,000 for the financial    year ending
       30 JUN 2011, to be paid quarterly in arrears

7      To re-appoint Messrs Horwath First Trust LLP              Mgmt          For                            For
       as the Auditors of the Company   and to authorise
       the Directors to fix their remuneration

0      To transact any other ordinary business which             Non-Voting    No vote
       may properly be transacted at   an Annual General
       Meeting

8      That pursuant to Section 161 of the Companies             Mgmt          Against                        Against
       Act, Chapter 50 and Rule 806 of the Listing
       Manual of the Singapore Exchange Securities
       Trading Limited and   notwithstanding the provisions
       of the Articles of Association of the Company,
       authority be and is hereby given to the Directors
       of the Company to: (a) (i)  issue shares in
       the Company ("shares") whether by way of rights,
       bonus or     otherwise; and/or (ii) make or
       grant offers, agreements or options
       (collectively, "Instruments") that might
       or would require shares to be        issued,
       including but not limited to the creation and
       issue of (as well as    adjustments to) options,
       warrants, debentures or other instruments
       convertible into shares, at any time
       and upon such terms and conditions and   for
       such purposes and to such persons as the Directors
       of the Company CONTD.

CONTD  CONTD. may in their absolute discretion deem              Non-Voting    No vote
       fit; and (b) (notwithstanding    the authority
       conferred by this Resolution may have ceased
       to be in force)    issue shares in pursuance
       of any Instruments made or granted by the Directors
       while this Resolution was in force, provided
       that: (i) the aggregate number   of shares
       to be issued pursuant to this Resolution (including
       shares to be    issued in pursuance of Instruments
       made or granted pursuant to this
       Resolution) does not exceed 50% of the total
       number of issued shares          excluding
       treasury shares of the Company (as calculated
       in accordance with    sub-paragraph (ii) below),
       of which the aggregate number of shares to
       be      granted other than on a pro-rata basis
       to shareholders of the CONTD.

CONTD  CONTD. Company (including shares to be issued             Non-Voting    No vote
       in pursuance of Instruments     made or granted
       pursuant to this Resolution) does not exceed
       20% of the total number of issued shares excluding
       treasury shares of the Company (as
       calculated in accordance with sub-paragraph
       (ii) below): (ii) for the purpose of determining
       the aggregate number of shares that may be
       issued under        sub-paragraph (i) above,
       the percentage of the total number of issued
       shares  excluding treasury shares of the Company
       shall be calculated based on the     total
       number of issued shares excluding treasury
       shares of the Company at the time of the CONTD.

CONTD  CONTD. passing of this Resolution, after adjusting        Non-Voting    No vote
       for: 1) new shares arising from the conversion
       or exercise of any convertible securities;
       2) new shares  arising from exercise of share
       options or vesting of share awards outstanding
       or subsisting at the time of the passing of
       this Resolution, provided the     options or
       awards were granted in compliance with Part
       VIII of Chapter 8 of   the Listing Manual of
       the SGX-ST; and 3) any subsequent bonus issue,
       consolidation or subdivision of shares;
       (iii) in exercising the authority     conferred
       by this Resolution, the Company shall comply
       with the provisions of the Listing Manual of
       the SGX-ST for the time being in force (unless
       such     compliance has been waived by the
       SGX-ST) and the Articles of Association of
       the Company; and (iv) unless revoked or varied
       by the Company in general      meeting CONTD.

CONTD  CONTD. the authority conferred by this Resolution         Non-Voting    No vote
       shall continue in force     until the conclusion
       of the next Annual General Meeting of the Company
       or the date by which the next Annual General
       Meeting of the Company is required by   law
       to be held, whichever is the earlier

9      That the Directors of the Company be and are              Mgmt          For                            For
       hereby authorised to offer and   grant options
       in accordance with the provisions of the CMZ
       Employee Share     Option Scheme 2010 (the
       "Scheme") and pursuant to Section 161 of the
       Companies Act, Chapter 50, to allot
       and issue from time to time such number   of
       shares in the capital of the Company as may
       be required to be issued       pursuant to
       the exercise of the options under the Scheme
       provided that the    aggregate number of shares
       to be issued pursuant to the Scheme shall not
       exceed 15% of the total number of issued
       shares excluding treasury shares of  the Company
       from time to time




--------------------------------------------------------------------------------------------------------------------------
 CJ O SHOPPING CO LTD                                                                        Agenda Number:  702809801
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y16608104
    Meeting Type:  AGM
    Meeting Date:  18-Mar-2011
          Ticker:
            ISIN:  KR7035760008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approval of financial statement                           Mgmt          For                            For

2      Approval of partial amendment to articles of              Mgmt          For                            For
       incorporation

3.1    Election of Hae Sun Lee as an inside director             Mgmt          For                            For

3.2    Election of Jae Hyun Lee as an inside director            Mgmt          For                            For

3.3    Election of Hyun Jae Shin as an inside director           Mgmt          For                            For

3.4    Election of Jeong Seo as an inside director               Mgmt          For                            For

3.5    Election of Jae Cheon Kim as an outside director          Mgmt          For                            For

3.6    Election of Kwang Hun Koh as an outside director          Mgmt          For                            For

4.1    Election of audit committee member: election              Mgmt          For                            For
       of Jae Cheon Kim as an outside   director

4.2    Election of audit committee member: election              Mgmt          For                            For
       of Kwang Hun Koh as an outside   director

5      Approval of limit of remuneration for directors           Mgmt          For                            For

6      Amendment of retirement benefit plan for directors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CONSCIENCEFOOD HOLDING LTD, SINGAPORE                                                       Agenda Number:  702942207
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1725S103
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2011
          Ticker:
            ISIN:  SG2C04960473
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive and adopt the Directors' Report and            Mgmt          For                            For
       the Audited Accounts of the    Company for
       the financial year ended 31 December 2010 together
       with the       Auditors' Report thereon

2      To declare a final tax-exempt (one-tier) dividend         Mgmt          For                            For
       of 0.68 Singapore cents per ordinary share
       for the financial year ended 31 December 2010
       (2009: Nil)

3      To re-elect the Director retiring pursuant to             Mgmt          For                            For
       Article 93 of the Company's     Articles of
       Association: Ms Yek Mei

4      To re-elect the Director retiring pursuant to             Mgmt          For                            For
       Article 93 of the Company's     Articles of
       Association: Mr Low Joo Hong

5      To approve the payment of Directors' fees of              Mgmt          For                            For
       SGD 87,417 for the financial     year ended
       31 December 2010. (2009: SGD 12,000)

6      To re-appoint Ernst & Young LLP, Certified Public         Mgmt          For                            For
       Accounts as the Company's   Auditors and to
       authorise the Directors to fix their remuneration

7      Authority to allot and issue shares                       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 CPN RETAIL GROWTH LEASEHOLD PROPERTY FUND                                                   Agenda Number:  702818696
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1773C109
    Meeting Type:  EGM
    Meeting Date:  25-Mar-2011
          Ticker:
            ISIN:  TH0856010Y06
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To consider approving the amendments to the               Mgmt          For                            For
       schemes of the fund to give       effect that
       any dividends which cannot be paid to the unitholders
       will be     contributed to be vested as the
       state income, as well as the proceedings in
       accordance with such amendments




--------------------------------------------------------------------------------------------------------------------------
 DELTA ELECTRONICS THAILAND PLC                                                              Agenda Number:  702568330
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y20266154
    Meeting Type:  EGM
    Meeting Date:  20-Sep-2010
          Ticker:
            ISIN:  TH0528010Z18
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the minutes of the 2010 AGM                       Mgmt          For                            For

2      Approve the issuance and offering of warrants             Mgmt          For                            For
       to the Directors and employees  of Delta Electronics
       Thailand  Public Company Limited, and its
       subsidiaries  under the employee stock option
       plan  ESOP 2010

3      Approve the decrease of the remaining registered          Mgmt          For                            For
       capital from BAHT            1,259,000,000
       to BAHT 1,247,384,570 and the amendment to
       clause 4 of the      Memorandum of Association
       to be in line with the new capital

4      Approve the increase of the registered from               Mgmt          For                            For
       BAHT 1,247,384,570 to BAHT        1,309,684,570
       by issuing 62,300,000 new ordinary shares at
       a par value of     BAHT 1 each to reserve for
       the proposed ESOP 2010 and the amendment to
       clause 4 of the Memorandum of Association to
       be in line with the new capital

5      Approve the allotment of 62,300,000 new ordinary          Mgmt          For                            For
       shares for the exercise by   the warrant holders
       of the right to purchase the ordinary shares
       to be issued and offered under the ESOP 2010

6      Approve the listing of warrants and ordinary              Mgmt          For                            For
       shares from the exercise of      warrants issued
       and offered under ESOP 2010 on the Stock Exchange
       of Thailand

7      To consider other business  if any                        Mgmt          For                            Against




--------------------------------------------------------------------------------------------------------------------------
 DELTA ELECTRONICS THAILAND PLC                                                              Agenda Number:  702791345
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y20266154
    Meeting Type:  AGM
    Meeting Date:  01-Apr-2011
          Ticker:
            ISIN:  TH0528010Z18
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To consider and approve the minutes of the 2010           Mgmt          For                            For
       AGM

2      To consider and acknowledge the company's operational     Mgmt          For                            For
       results for the year    2010

3      To consider and approve the company's audited             Mgmt          For                            For
       financial statements for the    year ended
       December 31 2010 and the auditors report

4      To consider and approve the distribution of               Mgmt          For                            For
       dividend for the year 2010

5      To consider and approve the appointment of directors      Mgmt          For                            For
       to replace the directors who will be retired
       by rotation in 2011

6      To consider and appointment of independent director       Mgmt          For                            For

7      To consider and approve the remuneration of               Mgmt          For                            For
       directors for the year 2011

8      To consider and approve the appointment of the            Mgmt          For                            For
       auditor and their remuneration for the year
       2011

9      To consider other business (if any)                       Mgmt          For                            Against

CMMT   IN THE SITUATION WHERE THE CHAIRMAN OF THE MEETING        Non-Voting    No vote
       SUDDENLY CHANGE THE AGENDA AND/OR ADD NEW AGENDA
       DURING THE MEETING,WE WILL VOTE THAT AGENDA
       AS ABSTAIN.

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DUZONBIZON CO LTD                                                                           Agenda Number:  702733812
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y18585102
    Meeting Type:  EGM
    Meeting Date:  27-Jan-2011
          Ticker:
            ISIN:  KR7012510004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Amendment of the articles of incorp                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DUZONBIZON CO LTD                                                                           Agenda Number:  702811096
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y18585102
    Meeting Type:  AGM
    Meeting Date:  30-Mar-2011
          Ticker:
            ISIN:  KR7012510004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approval of financial statement                           Mgmt          For                            For

2      Approval of limit of remuneration for directors           Mgmt          For                            For

3      Approval of limit of remuneration for auditors            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EVERONN EDUCATION LTD                                                                       Agenda Number:  702542780
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2362W100
    Meeting Type:  AGM
    Meeting Date:  27-Jul-2010
          Ticker:
            ISIN:  INE678H01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the balance sheet as at 31              Mgmt          For                            For
       MAR 2010 and the profit & loss   account for
       the YE on that date together with the reports
       of Directors' and   Auditor's thereon

2      Declare a dividend on equity share capital                Mgmt          For                            For

3      Re-appoint Mr. Joe Thomas as a Director, who              Mgmt          For                            For
       retires by rotation

4      Re-appoint M/s P. Chandrasekar, Chartered Accountants,    Mgmt          For                            For
       Bangalore, as the      Statutory Auditor of
       the Company, pursuant to the provisions of
       Section 224A  and other applicable provisions,
       if any, of the Companies Act, 1956, who
       retires the Auditors of the Company, to hold
       office from the conclusion of    the 10th AGM
       till the conclusion of the next AGM of the
       Company on such       remuneration as shall
       be fixed by the Board of Directors of the Company

S.5    Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of  Section 81(1A) and all    other applicable
       provisions, if any, of the Companies Act 1956
       including any statutory modifications or re-enactment
       thereof, for the time being in force  , the
       Memorandum and Articles of Association of the
       Company, Listing          Agreements entered
       into by the Company with the Stock Exchanges
       where the     shares of the Company are listed,
       Chapter VII of Securities and Exchange
       Board of India  Issue of Capital and Disclosure
       Requirements  Regulations,    2009  SEBI Regulations
       and other applicable, Regulations/guidelines,
       whether  applicable, such other approvals,
       permissions, sanctions, consents as may be
       necessary or expedient under the applicable
       laws, rules and regulations and   subject to
       such terms, conditions, alterations and modifications
       CONTD

CONT   CONTD as may be considered appropriate by the             Non-Voting    No vote
       Board of Directors of the       Company,  hereinafter
       referred to as Board which shall include any
       Committee  of Directors , to offer, issue and
       allot, in one or more tranches on
       preferential basis up to 6,00,000 warrants
       convertible into equivalent equity share of
       INR 10 each  hereinafter referred as equity
       warrants  at a price of  INR 430.45 per warrant
       including a premium of INR 420.45 per warrant
       , the   price as determined in accordance with
       SEBI guidelines and the subscription   amount
       for the equity warrants being adjusted against
       the exercise price of   the equity warrants,
       to the following promoters/promoter group of
       the Company as specified; approve, these convertible
       warrants shall at the option of the  holder,
       be converted into equivalent equity shares
       in one or more tranches    CONTD

CONT   CONTD at any time, before expiry of 18 months             Non-Voting    No vote
       from the date of allotment;     authorize the
       Board to finalize all matters incidental thereto
       as it may in   its absolute discretion think
       fit, in accordance with all applicable laws,
       rules and regulations for the time being
       in force in that behalf and to issue and allot
       the equity warrants / equity shares and apply
       for listing of such   securities on the Stock
       Exchanges where the shares of the Company are
       already listed as and when the shares are issued
       and allotted under this resolution;  approve
       the offer, issue and allotment of the aforesaid
       equity warrants shall be made within 15 days
       from the date of passing of this resolution
       subject    however to the applicable statutory
       regulatory provisions and the guidelines  by
       the Securities Exchange Board of India; approve,
       the equity shares so      CONTD

CONT   CONTD issued and allotted upon conversion of              Non-Voting    No vote
       equity warrants shall rank pari  passu with
       the then existing equity shares of the Company
       in all respects     including dividend; authorize
       the Board to delegate all or any of the powers
       conferred by this resolution on it, to any
       Committee of Directors or the      Chairman
       or any other Directors or Officers of the Company
       to give effect to  the aforesaid resolution;
       authorize the Board, for the purpose of giving
       effect to the above, to agree, make and
       accept all such terms, conditions,    modifications
       and alterations as it may deem fit, including,
       conditions,      modifications and alterations
       stipulated or required by any relevant
       authorities or by their bye-laws, rules,
       regulations or guidelines, CONTD

CONT   CONTD and also to resolve and settle all questions,       Non-Voting    No vote
       difficulties or doubts    that may arise in
       regard to such offer, issue and allotment,
       to finalize and  execute all agreements, documents
       and writings and to do all acts, deeds and
       things in this connection and incidental as
       the Board in its absolute         discretion
       deem fit without being required to seek any
       further consent or     approval of the Company
       or otherwise to the end and intent that they
       shall be deemed to have given approval thereto
       expressly by the authority of this      resolution

S.6    Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of Section 81(1A) and all     other applicable
       provisions, if any, of the Companies Act 1956
       including any statutory modifications or re-enactment
       thereof, for the time being in force  , the
       Memorandum and Articles of Association of the
       Company, Listing          Agreements entered
       into by the Company with the Stock Exchanges
       where the     shares of the Company are listed,
       Chapter VII of Securities and Exchange
       Board of India  Issue of Capital and Disclosure
       Requirements  Regulations,    2009  SEBI Regulations
       and other applicable Regulations/guidelines,
       wherever applicable, such other approvals,
       permissions, sanctions, consents as may be
       necessary or expedient under the applicable
       laws, rules and regulations and   subject to
       such terms, conditions, alterations and modifications
       CONTD

CONT   CONTD as may be considered appropriate by the             Non-Voting    No vote
       Board of Directors of the       Company,  hereinafter
       referred to as Board which shall include any
       Committee  of Directors , to the Board to offer,
       issue and allot in one or more tranches on
       preferential basis Zero Coupon Fully Convertible
       debentures,  hereinafter  referred as Fully
       Convertible Debentures  upto INR 10,40,00,000
       as the Board  may determine in accordance with
       the SEBI Regulations; to finalize the terms
       and conditions relating to issue of Fully
       Convertible Debentures and all      matters
       incidental thereto as it may in its absolute
       discretion think fit, in accordance with all
       applicable laws, rules and regulations for
       the time being in force in that behalf; approve
       the offer, issue and allotment of the
       aforesaid Fully CONTD

CONT   CONTD Convertible Debentures shall be made within         Non-Voting    No vote
       15 days from the date of    passing of this
       resolution subject however to the applicable
       statutory        regulatory provisions and
       the guidelines by the Securities Exchange Board
       of  India; approve, the pricing of the Fully
       Convertible Debentures and the       pricing
       of any equity shares issued upon conversion
       of the securities shall   be made subject to
       and in compliance with all applicable laws,
       guidelines,    notifications, rules and regulations;
       approve the equity shares so issued and allotted
       upon conversion of Fully Convertible Debentures
       shall rank pari      passu with the then existing
       equity shares of the Company in all respects
       including dividend; authorize the Board
       to delegate all or any of the powers  conferred
       by this resolution on it, to any Committee
       of Directors CONTD

CONT   CONTD or the Chairman or any other Directors              Non-Voting    No vote
       or Officers of the Company to    give effect
       to the aforesaid resolution; authorize the
       Board, for the purpose of giving effect to
       the above, to agree, make and accept all such
       terms,      conditions, modifications and alterations
       as it may deem fit, including,      conditions,
       modifications and alterations stipulated or
       required by any       relevant authorities
       or by their bye-laws, rules, regulations or
       guidelines,  and also to resolve and settle
       all questions, difficulties or doubts that
       CONTD

CONT   CONTD may arise in regard to such offer, issue            Non-Voting    No vote
       and allotment, to finalize and execute all
       agreements, documents and writings and to do
       all acts, deeds and  things in this connection
       and incidental as the Board in its absolute
       discretion deem fit without being required
       to seek any further consent or     approval
       of the Company or otherwise to the end and
       intent that they shall be deemed to have given
       approval thereto expressly by the authority
       of this      resolution

S.7    Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of Section 81(1A) and all     other applicable
       provisions, if any, of the Companies Act 1956
       including any statutory modifications or re-enactment
       thereof, for the time being in force  , the
       Memorandum and Articles of Association of the
       Company, Listing          Agreements entered
       into by the Company with the Stock Exchanges
       where the     shares of the Company are listed,
       Chapter VII of Securities and Exchange
       Board of India  Issue of Capital and Disclosure
       Requirements  Regulations,    2009  SEBI Regulations
       and other applicable Regulations/guidelines,
       wherever applicable, such other approvals,
       permissions, sanctions, consents as may be
       necessary or expedient under the applicable
       laws, rules and regulations and   subject to
       such terms, conditions, alterations and modifications
       CONTD

CONT   CONTD as may be considered appropriate by the             Non-Voting    No vote
       Board of Directors of the       Company,  hereinafter
       referred to as Board which shall include any
       Committee  of Directors , to the Board to offer,
       issue and allot in one or more tranches on
       preferential basis Zero Coupon Fully Convertible
       debentures,  hereinafter  referred as Fully
       Convertible Debentures  upto INR 7,78,00,000
       as the Board   may determine in accordance
       with the SEBI Regulations; to finalize the
       terms  and conditions relating to issue of
       Fully Convertible Debentures and all      matters
       incidental thereto as it may in its absolute
       discretion think fit, in accordance with all
       applicable laws, rules and regulations for
       the time being in force in that behalf; approve
       the offer, issue and allotment of the
       aforesaid Fully Convertible CONTD

CONT   CONTD Debentures shall be made within 15 days             Non-Voting    No vote
       from the date of passing of     this resolution
       subject however to the applicable statutory
       regulatory        provisions and the Guidelines
       by the Securities Exchange Board of India;
       approve the pricing of the Fully Convertible
       Debentures and the pricing of    any equity
       shares issued upon conversion of the securities
       shall be made      subject to and in compliance
       with all applicable laws, guidelines,
       notifications, rules and regulations;
       approve the equity shares so issued and allotted
       upon conversion of Fully Convertible Debentures
       shall rank pari      passu with the then existing
       equity shares of the Company in all respects
       including dividend; to delegate all or
       any of the powers conferred by this    resolution
       on it, to any Committee of Directors or the
       Chairman or any other  Directors or Officers
       CONTD

CONT   CONTD of the Company to give effect to the aforesaid      Non-Voting    No vote
       resolution; authorize    the Board, for the
       purpose of giving effect to the above, to agree,
       make and  accept all such terms, conditions,
       modifications, and alterations as it may
       deem fit, including, conditions, modifications
       and alterations stipulated or  required by
       any relevant authorities or by their bye-laws,
       rules, regulations or guidelines, and also
       to resolve and settle all questions, difficulties
       or  doubts that may arise in regard to such
       offer, issue and allotment, to        finalize
       and execute all agreements, documents and writings
       and to do all     acts, deeds and things in
       this connection and incidental as the Board
       in its  absolute discretion deem fit without
       being required to seek any further       consent
       or approval of the Company or otherwise to
       the end and intent that    they shall be deemed
       to have given approval thereto expressly by
       the          authority of this resolution CONTD

8      Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the provisions   of Section 293(1)(d)
       and other applicable provisions, if any, of
       the          Companies Act 1956, for borrowing
       from time to time, as it may think fit, any
       sum or sums of money not exceeding INR 700
       Crore on such security and on such terms and
       conditions as the Board may deem fit, notwithstanding
       that the      monies to be borrowed, together
       with the monies already borrowed by the
       Company  apart from the temporary loans
       obtained from the Company's bankers   in the
       ordinary course of business , exceed the aggregate,
       for the time       being, of the paid up capital
       of the Company and its free reserves, that
       is   to say, reserves not set apart for any
       specific purpose; authorize the Board  for
       borrowing from time to time as it may think
       fit, CONTD

CONT   CONTD any sum or sums of money but not exceeding          Non-Voting    No vote
       INR 700 Crore, in aggregate  or equivalent
       thereto in any foreign currency  including
       the monies already   borrowed by the Company
       on such security and on such terms and conditions
       as the Board may deem fit, by way of loans
       from, or issue of Bonds, Debentures   or other
       Securities whether Convertible into Equity/Preference
       Shares and/or  Securities with or without detachable
       warrants with a right exercisable by    the
       warrant holders to convert or subscribe to
       Equity/Preference Shares       hereinafter
       referred to as securities , to Banks, Financial
       or other          Institutions, Mutual Funds,
       Non-Resident Indians  NRIs , Foreign
       Institutional Investors  Flls  or any
       other persons, bodies corporate, etc.,  whether
       shareholder of the Company or not; to do all
       such acts, deeds and     things and to sign
       all such documents as may be necessary, expedient
       and      incidental thereto to give effect
       to this resolution CONTD




--------------------------------------------------------------------------------------------------------------------------
 EVERONN EDUCATION LTD                                                                       Agenda Number:  702565081
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2362W100
    Meeting Type:  EGM
    Meeting Date:  18-Aug-2010
          Ticker:
            ISIN:  INE678H01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to increase the authorized Share Capital          Mgmt          For                            For
       of the Company, pursuant to Section 94[1][a]
       and other applicable provisions of the Companies
       Act, 1956, if any, from INR 20 Crores divided
       into 2,00,00,000 equity shares of INR 10 each
       to INR 25 Crores divided into 2,50,00,000 equity
       shares of INR 10 each by further creation of
       additional 50,00,000 equity shares of INR 10
       each aggregating to INR 5,00,00,000 ranking
       pari passu with the existing equity shares
       of the Company in all respects, for the purpose
       of giving effect to this resolution; authorize
       the Board of Directors of the Company or Committee
       thereof to take such steps, to do and perform
       all such acts, deeds, matters and things as
       it may deem fit and proper in this regard

2      Approve to alter the Memorandum of Association,           Mgmt          For                            For
       subject to the provisions of the Section 16
       of the Companies Act, 1956 and all other relevant
       provisions, if any, the existing Clause V of
       the Memorandum of Association of the Company
       relating to the share capital be altered by
       substituting in its place, specified new Clause

S.3    Approve to issue the Optionally Convertible               Mgmt          For                            For
       Debentures on preferential basis to Non- promoters,
       pursuant to the provisions of Section 81[1A]
       and all other applicable provisions, if any,
       of the Companies Act 1956 [including any statutory
       modifications or reenactment thereof, for the
       time being in force], the Memorandum and Articles
       of Association of the Company, Listing Agreements
       entered into by the Company with the Stock
       Exchanges where the shares of the Company are
       listed, Chapter VII of Securities and Exchange
       Board of India [Issue of Capital and Disclosure
       Requirements] Regulations, 2009 ["SEBI ICDR
       Regulations"] and other applicable Regulations/
       Guidelines, wherever applicable, such other
       approvals, permissions, sanctions, consents
       as may be necessary or expedient under the
       applicable laws, rules and regulations and
       subject to such terms, conditions, alterations
       and modifications as may be considered appropriate
       by the Board of Directors of the Company, [hereinafter
       referred to as "Board" which shall include
       any Committee of Directors]; authorize the
       Board of the Company to offer, issue and allot
       in one or more tranch[es] on preferential basis
       up to 40,00,000 6% Optionally Convertible debentures
       having a face value of INR 520.87, each [hereinafter
       referred as "OCDs"] convertible at the option
       of the holder into one equity share of face
       value of INR 10 each at a price of INR 520.87
       per equity share [including a premium of INR
       510.87 per equity share] which is the price
       determined in accordance of SEBI [ICDR] Regulations,
       to the below mentioned proposed allottee as
       specified, to finalize the terms and conditions
       relating to issue of the OCDs and all matters
       incidental thereto as it may in its absolute
       discretion think fit, in accordance with all
       applicable laws, rules and regulations for
       the time being in force in that behalf, these
       OCDS shall at the option of the holder, be
       converted into equivalent equity shares in
       one or more tranches at any time, before expiry
       of 18 months from the date of allotment or
       such other shorter period as may be agreed
       upon between the Company the holder of the
       OCDs, the offer, issue and allotment of the
       OCDS shall be made within 15 days from the
       date of passing of this Special Resolution
       subject however to the applicable statutory
       regulatory provisions and the SEBI [ICDR] Regulations,
       the pricing of the OCDs and the pricing of
       any equity shares issued upon conversion of
       the securities shall be made subject to and
       in compliance with all applicable laws, guidelines,
       notifications, rules and regulations considering
       the "Relevant Date" under SEBI Regulations
       for the purpose of determining the issue price
       of resultant shares as on 19 JUL 2010, being
       the date, 30 days prior to the date of passing
       this resolution, the equity shares so issued
       and allotted upon conversion of the OCDS shall
       rank pari passu with the then existing Equity
       shares of the Company in all respects including
       dividend shall be listed on Stock Exchange
       on which the existing equity shares are listed,
       to delegate all or any of the powers conferred
       by this resolution on it, to any Committee
       of Directors or the Chairman or any other Director[s]
       or officer[s] of the Company to give effect
       to the aforesaid resolution, for the purpose
       of giving effect to the above, to agree, make
       and accept all such term[s], condition[s],
       modification[s] and alteration[s] as it may
       deem fit, including, condition[s], modifications[s]
       and alteration[s] stipulated or required by
       any relevant authorities or by their bye-laws,
       rules, regulations or guidelines, to resolve
       and settle all questions, difficulties or doubts
       that may arise in regard to such offer, issue
       and allotment, to finalize and execute all
       agreements, documents and writings and to do
       all acts, deeds and things in this connection
       and incidental as the Board in its absolute
       discretion may deem fit without being required
       to seek any further consent or approval of
       the Company or otherwise to the end and intent
       that they shall be deemed to have given approval
       thereto expressly by the authority of this
       resolution

S.4    Amend the Articles of Association, pursuant               Mgmt          For                            For
       to the provisions of Section 31 and other applicable
       provisions, if any, of the Companies Act, 1956,
       the present regulations contained in the Articles
       of Association of the Company amended to read
       as 'Part I' of the Articles of Association
       and a new 'Part II' be inserted in the Articles
       of Association in order to incorporate the
       relevant provisions of the Investment Agreement
       dated 21 JUL 2010 executed amongst the Company,
       the promoters of the Company, and the Investor
       ["Investment Agreement"] as Part II of the
       Articles of Association, a draft of which has
       been initialed by the Chairman appended below,
       be and are hereby approved and adopted as the
       Articles of Association of the Company, which
       shall be effective on and from Completion Date
       [as defined in the Investment Agreement], with
       no requirement for any further approval of
       the Board or shareholders of the Company




--------------------------------------------------------------------------------------------------------------------------
 EZION HOLDINGS LTD                                                                          Agenda Number:  702706740
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2186W104
    Meeting Type:  EGM
    Meeting Date:  30-Nov-2010
          Ticker:
            ISIN:  SG1W38939029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approval be and is hereby given for the issue             Mgmt          For                            For
       of 53,000,000 redeemable        exchangeable
       preference shares (the "Preference Shares")
       by the subsidiary of the Company, Ezion Offshore
       Logistics Hub Pte. Ltd. (the "Subsidiary"),
       and   the issue of up to 116,633,784 new ordinary
       shares by the Company upon        exchange
       of such Preference Shares, on the terms and
       conditions set out in a  subscription agreement
       dated 27 August 2010, as amended by a supplemental
       agreement dated 13 October 2010, entered
       into between the Company, the        Subsidiary,
       Venstar Investments Pte Ltd, Phillip Ventures
       Enterprise Fund 2   Ltd, Phillip Ventures Enterprise
       Fund 3 Ltd, UVM Venture Investments Limited,
       Skyven Growth Opportunities Fund Pte Ltd and
       3VS1 Asia Growth Fund 2 Ltd




--------------------------------------------------------------------------------------------------------------------------
 EZION HOLDINGS LTD                                                                          Agenda Number:  702940126
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2186W104
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2011
          Ticker:
            ISIN:  SG1W38939029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive and adopt the Directors' Report and            Mgmt          For                            For
       the Audited Accounts of the    Company for
       the year ended 31 December 2010 together with
       the Auditors'       Report thereon

2      To declare a first and final dividend of 0.1              Mgmt          For                            For
       cents per share tax exempt       (one-tier)
       for the year ended 31 December 2010

3      To re-elect the following Director of the Company         Mgmt          For                            For
       retiring pursuant to        Article 107 of
       the Articles of Association of the Company:
       Mr Lee Kian Soo

4      To re-elect the following Director of the Company         Mgmt          For                            For
       retiring pursuant to        Article 107 of
       the Articles of Association of the Company:
       Capt. Larry Glenn  Johnson

5      To approve the payment of Directors' fees of              Mgmt          For                            For
       SGD 119,000 for the year ended   31 December
       2010

6      To re-appoint KPMG LLP as the Auditors of the             Mgmt          For                            For
       Company and to authorise the    Directors of
       the Company to fix their remuneration

7      Authority to issue shares in the capital of               Mgmt          Against                        Against
       the Company

8      Authority to issue shares under the Ezion Employee        Mgmt          For                            For
       Share Plan

9      Authority to issue shares under the Ezion Employee        Mgmt          For                            For
       Share Option Scheme

10     Renewal of Shareholders' Mandate for Interested           Mgmt          For                            For
       Person Transactions

11     Renewal of Share Buyback Mandate                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FIRST PACIFIC CO LTD                                                                        Agenda Number:  703019958
--------------------------------------------------------------------------------------------------------------------------
        Security:  G34804107
    Meeting Type:  AGM
    Meeting Date:  01-Jun-2011
          Ticker:
            ISIN:  BMG348041077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST'     FOR ALL RESOLUTIONS.
       THANK YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20110426/LTN20110426363.pdf

1      To receive and adopt the Audited Accounts and             Mgmt          For                            For
       the Reports of the Directors    and Independent
       Auditors for the year ended 31 December 2010

2      To declare a final cash dividend of HK12.00               Mgmt          For                            For
       cents (US1.54 cents) per ordinary share for
       the year ended 31 December 2010

3      To re-appoint Ernst & Young as Auditors of the            Mgmt          For                            For
       Company and to authorize the   Board to fix
       their Remuneration

4.i    To re-elect Mr. Robert C. Nicholson as an Executive       Mgmt          For                            For
       Director of the Company   for a fixed term
       of approximately three years, commencing on
       the date of the  2011 AGM and expiring at the
       conclusion of the annual general meeting of
       the  Company to be held in the third year following
       the year of his reelection     (being 2014)
       ("a fixed 3-year term")

4.ii   To re-elect Mr. Benny S. Santoso as a Non-executive       Mgmt          For                            For
       Director of the Company   for a fixed 3-year
       term

4.iii  To re-elect Mr. Graham L. Pickles as an Independent       Mgmt          For                            For
       Non-executive Director of the Company for a
       fixed 3-year term

4.iv   To re-elect Mr. Napoleon L. Nazareno as a Non-executive   Mgmt          For                            For
       Director of the       Company for a fixed 3-year
       Term

4.v    To re-elect Mr. Tedy Djuhar as a Non-executive            Mgmt          For                            For
       Director of the Company for a  fixed term of
       approximately one year, commencing on the date
       of the 2011 AGM  and expiring at the conclusion
       of the annual general meeting of the Company
       to be held one year following the year of
       his re-election (being 2012) ("a    fixed 1-year
       term")

4.vi   To re-elect Mr. Ibrahim Risjad as a Non-executive         Mgmt          For                            For
       Director of the Company for a fixed 1-year
       term

5      To elect Dr. Loh Kung Wai, Christine as an Independent    Mgmt          For                            For
       Non-executive Director of the Company for a
       fixed 3-year term

6.i    To authorize the Board to fix the remuneration            Mgmt          For                            For
       of the Executive Directors     pursuant to
       the Company's Bye-laws

6.ii   To authorize the Board to fix the remuneration            Mgmt          For                            For
       of the Non-executive Directors (including the
       Independent Non-executive Directors) at the
       sum of USD 5,000   for each meeting attended

7      To authorize the Board to appoint additional              Mgmt          For                            For
       directors as an addition to the  Board

8      To grant a general mandate to the Directors               Mgmt          Against                        Against
       to allot, issue and deal with     additional
       shares in the Company not exceeding 10% of
       the Company's issued    share capital, as described
       in the AGM Notice

9      To grant a general mandate to the Directors               Mgmt          For                            For
       to exercise all the powers of the Company to
       repurchase shares in the Company not exceeding
       10% of the          Company's issued share
       capital, as described in the AGM Notice

10     To approve the addition of the aggregate nominal          Mgmt          Against                        Against
       amount of shares repurchased pursuant to Resolution
       (9) above to the aggregate nominal amount of
       share     capital which may be allotted pursuant
       to Resolution (8) above

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN NUMBERING OF THE RESOLUTION. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GALLANT VENTURE LTD                                                                         Agenda Number:  702900110
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2679C102
    Meeting Type:  AGM
    Meeting Date:  18-Apr-2011
          Ticker:
            ISIN:  SG1T37930313
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive and adopt the Audited Financial Statements     Mgmt          For                            For
       of the Company for the  financial year ended
       31 December 2010 together with the Reports
       of the        Directors and Auditors thereon

2      To approve the Directors' fees of SGD 281,000             Mgmt          For                            For
       for the financial year ended 31 December 2010
       (2009: SGD 225,000)

3      Re-elect Ms Low Sin Leng as a Director, who               Mgmt          For                            For
       is retiring under Article 115 of  the Articles
       of Association of the Company

4      Re-elect BG (Ret) Chin Chow Yoon as a Director,           Mgmt          For                            For
       who is retiring under Article 115 of the Articles
       of Association of the Company

5      Re-elect Mr Eugene Cho Park as a Director, who            Mgmt          For                            For
       is retiring under Article 115  of the Articles
       of Association of the Company

6      That pursuant to Section 153(6) of the Companies          Mgmt          For                            For
       Act, Chapter 50 ("Companies  Act"), Mr Rivaie
       Rachman be and is hereby re-appointed a Director
       of the      Company to hold office until the
       next Annual General Meeting of the Company

7      To re-appoint Foo Kon Tan Grant Thornton LLP              Mgmt          For                            For
       as Auditors of the Company and   to authorise
       the Directors to fix their remuneration

8      That authority be and is hereby given to the              Mgmt          Against                        Against
       Directors of the Company to: (a) (i) issue
       shares in the Company ("Shares") whether by
       way of rights, bonus or otherwise; and/or (ii)
       make or grant offers, agreements or options
       (collectively, "Instruments") that
       might or would require Shares to be issued
       during the continuance of this authority or
       thereafter, including but not     limited to
       the creation and issue of (as well as adjustments
       to) warrants,    debentures or other instruments
       convertible into Shares, at any time and upon
       such terms and conditions and for such purposes
       and to such persons as the    directors may,
       in their absolute discretion, deem fit; and
       (b) issue Shares   in pursuance of any Instrument
       made or granted by the directors while such
       authority was in force CONTD

CONT   CONT (notwithstanding that such issue of Shares           Non-Voting    No vote
       pursuant to the Instruments   may occur after
       the expiration of the authority contained in
       this             Resolution), provided that:
       (c) the aggregate number of the Shares to be
       issued pursuant to such authority (including
       the Shares to be issued in       pursuance
       of Instruments made or granted pursuant to
       such authority), does    not exceed 50% of
       the total number of issued Shares (as calculated
       in         accordance with paragraph (d) below),
       and provided further that where         shareholders
       of the Company ("Shareholders") are not given
       the opportunity to participate in the same
       on a pro-rata basis ("non pro-rata basis"),
       then the  Shares to be issued under such circumstances
       (including the Shares to be      issued in
       pursuance of Instruments made or granted CONTD

CONT   CONTD pursuant to such authority) shall not               Non-Voting    No vote
       exceed 20% of the total number of issued Shares
       (as calculated in accordance with paragraph
       (d) below); (d)     (subject to such manner
       of calculation as may be prescribed by the
       Singapore  Exchange Securities Trading Limited
       ("SGX-ST")) for the purpose of            determining
       the aggregate number of the Shares that may
       be issued under       paragraph (c) above,
       the total number of issued Shares shall be
       based on the  total number of issued Shares
       of the Company (excluding treasury shares)
       at   the time such authority was conferred,
       after adjusting for: (i) new Shares    arising
       from the conversion or exercise of any convertible
       securities; (ii)   new Shares arising from
       exercising share options or the vesting of
       share      awards which are outstanding or
       CONTD

CONT   CONTD subsisting at the time such authority               Non-Voting    No vote
       was conferred; and (iii) any      subsequent
       bonus issue, consolidation or subdivision of
       the Shares; and, in   relation to an Instrument,
       the number of Shares shall be taken to be that
       number as would have been issued had the
       rights therein been fully exercised  or effected
       on the date of the making or granting of the
       Instrument; and (e)  unless revoked or varied
       by the Company in general meeting), the authority
       so conferred shall continue in force until
       the conclusion of the next Annual     General
       Meeting of the Company or the date by which
       the next Annual General   Meeting of the Company
       is required by law to be held, whichever is
       the        earlier

9      That approval be and is hereby given, for the             Mgmt          For                            For
       purposes of Chapter 9 of the    Listing Manual
       ("Chapter 9") of the SGX-ST, for the Company,
       its subsidiaries and associated companies that
       are considered to be "entities at risk" under
       Chapter 9, or any of them, to enter into
       any of the transactions falling      within
       the types of Interested Person Transactions
       as set out in the Appendix to this Notice of
       Annual General Meeting (the "Appendix"), with
       any party who falls within the classes of Interested
       Persons as described in the Appendix,  provided
       that such transactions are made on normal commercial
       terms and are   in accordance with the review
       procedures for Interested Person Transactions
       as set out in the Appendix (the "IPT Mandate");
       (b) That the IPT Mandate      shall, CONTD

CONT   CONTD unless revoked or varied by the Company             Non-Voting    No vote
       in general meeting, continue in force until
       the date on which the next Annual General Meeting
       of the Company  is held or is required by law
       to be held, whichever is earlier; (c) That
       the  Audit Committee of the Company be and
       is hereby authorised to take such       action
       as it deems proper in respect of procedures
       and/or to modify or        implement such procedures
       as may be necessary to take into consideration
       any  amendment to Chapter 9 of the Listing
       Manual of the SGX-ST which may be       prescribed
       by the SGX-ST from time to time; and (d) That
       the Directors of the Company be and are hereby
       authorised to complete and do all such acts
       and     things (including, without limitation,
       executing all such documents as may be required)
       as they CONTD

CONT   CONTD may consider expedient or necessary or              Non-Voting    No vote
       in the interests of the Company  to give effect
       to the IPT Mandate and/or this Resolution

10     That: (a) for the purposes of Sections 76C and            Mgmt          For                            For
       76E of the Companies Act, the  exercise by
       the Directors of the Company of all the powers
       of the Company to  purchase or otherwise acquire
       issued and fully paid ordinary shares in the
       Company (the "Shares") not exceeding in
       aggregate the Prescribed Limit (as    hereinafter
       defined), at such price or prices as may be
       determined by the     Directors of the Company
       from time to time up to the Maximum Price (as
       hereinafter defined), whether by way
       of: (i) market purchases (each a "Market Purchase")
       on the SGX-ST; and/or (ii) off-market purchases
       (each an           "Off-Market Purchase") effected
       otherwise than on the SGX-ST in accordance
       with any equal access scheme(s) as may be
       determined or formulated by the     Directors
       of the Company as they consider fit, which
       scheme(s) shall satisfy  all CONTD

CONT   CONTD the conditions prescribed by the Companies          Non-Voting    No vote
       Act, and otherwise in        accordance with
       all other laws, regulations and listing rules
       of the SGX-ST   as may for the time being be
       applicable, be and is hereby authorised and
       approved generally and unconditionally
       (the "Share Purchase Mandate"); (b)    unless
       varied or revoked by the Company in general
       meeting, the authority     conferred on the
       Directors of the Company pursuant to the Share
       Purchase      Mandate in paragraph (a) of this
       Resolution may be exercised by the Directors
       of the Company at any time and from time to
       time during the period commencing from the
       date of the passing of this Resolution and
       expiring on the earliest  of: (i) the date
       on which the next Annual General Meeting of
       the Company is   held; (ii) the CONTD

CONT   CONTD date by which the next Annual General               Non-Voting    No vote
       Meeting of the Company is         required
       by law to be held; or (iii) the date on which
       purchases or           acquisitions of Shares
       are carried out to the full extent mandated;
       (c) in    this Resolution: "Prescribed Limit"
       means, subject to the Companies Act, 10%  of
       the total number of issued Shares of the Company
       (excluding any Shares     which are held as
       treasury shares) as at the date of the passing
       of this      Resolution; and "Maximum Price",
       in relation to a Share to be purchased,
       means an amount (excluding brokerage, stamp
       duties, applicable goods and      services
       tax and other related expenses) not exceeding:
       (i) in the case of a  Market Purchase, 105%
       of the Average Closing Price (as defined hereinafter);
       and (ii) in the case CONTD

CONT   CONTD of an Off-Market Purchase, 120% of the              Non-Voting    No vote
       Average Closing Price (as        defined hereinafter),
       where: "Average Closing Price" means the average
       of the Closing Market Prices of the Shares
       over the last five Market Days on the     SGX-ST,
       on which transactions in the Shares were recorded,
       immediately        preceding the day of the
       Market Purchase or, as the case may be, the
       date of  the making of the offer pursuant to
       the Off-Market Purchase, and deemed to be adjusted
       for any corporate action that occurs after
       such five-Market Day      period; "Closing
       Market Price" means the last dealt price for
       a Share         transacted through the SGX-ST's
       Quest-ST system as shown in any publication
       of the SGX-ST or other sources; "date of
       the making of the offer" means the   day on
       which the Company announces its intention to
       make an offer for the     purchase or CONTD

CONT   CONTD acquisition of Shares from shareholders,            Non-Voting    No vote
       stating the purchase price     (which shall
       not be more than the Maximum Price calculated
       on the foregoing   basis) for each Share and
       the relevant terms of the equal access scheme
       for   effecting the Off-Market Purchase; and
       "Market Day" means a day on which the  SGX-ST
       is open for trading in securities; and (d)
       the Directors of the        Company be and
       are hereby authorised to complete and do all
       such acts and     things (including executing
       such documents as may be required) as they
       may    consider expedient or necessary to give
       effect to the transactions            contemplated
       by this Resolution




--------------------------------------------------------------------------------------------------------------------------
 GLOW ENERGY PUBLIC CO LTD                                                                   Agenda Number:  702877020
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y27290124
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2011
          Ticker:
            ISIN:  TH0834010017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To consider and approve minutes of 2010 annual            Mgmt          For                            For
       general meeting of             shareholders

2      To acknowledge the company's operation result             Mgmt          For                            For
       in the fiscal year 2010

3      To consider and approve the company's financial           Mgmt          For                            For
       statements, balance sheet and statement of
       income for the year ended 31 December 2010

4      To consider and approve allocation of profits             Mgmt          For                            For
       derived from operation results  for the year
       2010, legal reserve and dividend payment

5      To consider and approve amendment of the company's        Mgmt          For                            For
       objectives and the         amendment of clause
       3 (objectives of the company) of the memorandum
       of        association

6.1    To consider and approve the appointment of new            Mgmt          For                            For
       director to replace those who  retire by rotation:
       Mr. Vitthya Vejjajiva

6.2    To consider and approve the appointment of new            Mgmt          For                            For
       director to replace those who  retire by rotation:
       Mr. Anut Chatikavanij

6.3    To consider and approve the appointment of new            Mgmt          For                            For
       director to replace those who  retire by rotation:
       Mr. Esa Heiskanen

6.4    To consider and approve the appointment of new            Mgmt          For                            For
       director to replace those who  retire by rotation:
       Mr. Guy Richelle

7      To consider and approve remuneration and meeting          Mgmt          For                            For
       allowance for the directors  and the audit
       committee for the year 2011

8      To consider and approve appointment of the auditor        Mgmt          For                            For
       for the fiscal year ending 31 December 2011
       and to fix remuneration

9      To consider other businesses (if any)                     Mgmt          For                            Against




--------------------------------------------------------------------------------------------------------------------------
 INFINITE COMPUTER SOLUTIONS (INDIA) LTD, NEW DELHI                                          Agenda Number:  702554800
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3997Z104
    Meeting Type:  AGM
    Meeting Date:  09-Aug-2010
          Ticker:
            ISIN:  INE486J01014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2010 and the profit  & loss account
       of the Company for the YE 31 MAR 2010 together
       with reports of Directors and the Auditors

2      Re-appoint Mr. Narendra Kumar Agrawal as a Director,      Mgmt          For                            For
       who retires by rotation

3      Re-appoint M/s Amit Ray & Co., Chartered Accountants      Mgmt          For                            For
       Registration No.        000483C  as the Auditors
       of the Company to hold office from the conclusion
       of this meeting, until the conclusion of the
       next AGM and fix their remuneration

4      Approve, in partial modification of the resolution        Mgmt          For                            For
       passed by the shareholders of the Company in
       their EGM held on 21 APR 2008 and pursuant
       to the           provisions of Section 198,
       269, 309 and 310 read with Schedule XIII and
       other applicable provisions, if any, of the
       Companies Act, 1956 and the Company's   Articles
       of Association, to increase the remuneration
       of Mr. Upinder Zutshi,  Chief Executive Officer
       and Managing Director, for the remaining period
       of    his tenure, with effect from 01 APR 2010;
       that all the other terms and        conditions
       of his appointment shall remain the same; that,
       in the event of    loss or inadequacy of profits
       in any FY, CONTD

CONT   CONTD the remuneration by way of salary, performance      Non-Voting    No vote
       evaluation payment,      perquisites and other
       allowances payable to Mr. Upinder Zutshi shall
       not      exceed the limits prescribed under
       the Companies Act, 1956 and the Rules made
       there under or any statutory modification or
       re-enactment thereof; and        authorize
       the Board of Directors of the Company to file
       necessary returns     with the Registrar of
       Companies, NCT of Delhi & Haryana and to do
       all acts,   deeds and things as may be necessary
       to give effect to the above resolution

S.5    Approve, in partial modification of the resolution        Mgmt          For                            For
       passed by the shareholders of the Company in
       their EGM held on 21 APR 2008 and pursuant
       to the           provisions of Section 198,
       269, 309 and 310 read with Schedule XIII and
       other applicable provisions, if any, of the
       Companies Act, 1956 and the Company's   Articles
       of Association, to increase the remuneration
       of Cmde. Navin Chandra, WholeTime Director,
       for the remaining period of his tenure, with
       effect from  01 APR 2010; that all the other
       terms and conditions of his appointment shall
       remain the same; and authorize the Board of
       Directors of the Company to file  necessary
       returns with the Registrar of Companies, NCT
       of Delhi & Haryana and to do all acts, deeds
       and things as may be necessary to give effect
       to the    above resolution

S.6    Authorize the Board of Directors (hereinafter             Mgmt          For                            For
       referred to as "the Board",     which term
       shall be deemed to include any committee(s)
       constituted / to be    constituted by the Board
       to exercise its powers including the powers
       conferred by this resolution), pursuant
       to the provisions of Section 81(1A)   and all
       other applicable provisions, if any, of the
       Companies Act, 1956       including any modification
       or re-enactment thereof for the time being
       in      force , and in accordance with the
       provisions of the Memorandum and Articles
       of Association of the Company, the Listing
       Agreement with the Stock           Exchanges,
       the Securities and Exchange Board of India
       Employee Stock Option  Scheme and Employee
       Stock Purchase Scheme  Guidelines, 1999  the
       ''SEBI       Guidelines'' , and other rules
       and regulations/guidelines prescribed by
       Securities and Exchange Board of India
       ''SEBI'' , CONTD

CONT   CONTD the Reserve Bank of India, or any other             Non-Voting    No vote
       relevant authority, from time   to time, to
       the extent applicable and subject to such approvals,
       consents,    permissions and sanction of any
       authorities as may be required, and subject
       to such terms, conditions or modifications
       as may be prescribed or imposed by any of such
       authorities while granting such approvals,
       consents, permissions  and sanctions, which
       the Board is hereby authorized to accept, to
       introduce   and implement Key Executives Performance
       Option Plan 2010  ESOP 2010  and to  create,
       grant, offer, issue and allot, to or for the
       benefit of Key           Executives as are
       in the permanent employment of the Company,
       whether working in India or out of India, and
       the Directors  including the Whole-time
       Directors  of the Company, hereinafter
       collectively referred to as the        ''Eligible
       Employee s '', options and /or other instruments
       giving CONTD

CONT   CONTD right to the Eligible Employees to purchase         Non-Voting    No vote
       or subscribe such number of equity shares/equity
       linked instruments/securities convertible into
       equity    shares including any depository receipts
       convertible into equity shares       herein
       after collectively referred to as  the ''Securities''
       at such price,  in such manner, during such
       period, in one or more tranches and on such
       terms and conditions as the Board may decide;
       that the maximum number of securities issued
       /granted in terms of this resolution shall
       not exceed such number as   would entitle the
       holders collectively to subscribe or purchase
       35,00,000     equity shares of the Company
       having face value of INR 10 each; that, subject
       to the terms stated herein, the equity shares
       allotted pursuant to the        aforesaid resolution
       shall in all respects rank pari passu inter
       se and also  pari passu with CONTD

CONT   CONTD the then existing equity shares of the              Non-Voting    No vote
       Company; to formulate, evolve    and bring
       into effect the ESOP-2010 on such terms and
       conditions as contained in the Explanatory
       Statement to this item in the notice and to
       make any       modifications, changes, variations,
       alterations or revisions in the terms and conditions
       of the ESOP-2010 in accordance with any guidelines
       or regulations  that may be issued, from time
       to time, by any appropriate authority unless
       such variations, modifications or alterations
       is detrimental to the interests of the eligible
       employees including but not limited to, amendments
       with       respect to the vesting period and
       schedule, number of options, exercise
       price, exercise period, eligibility criteria
       or to suspend, withdraw,         terminate
       or revise the ESOP-2010, without any form of
       further reference,     CONTD

CONT   CONTD confirmation, approvals or sanctions from           Non-Voting    No vote
       the members of the Company,   to the extent
       permissible by the SEBI guidelines and other
       relevant           regulations in force; that,
       in case of any corporate actions such as rights
       issue, bonus issues, merger, de-merger, amalgamation,
       sale of division and    any other form of corporate
       restructuring, to make reasonable adjustments
       to  the number of options granted and the exercise
       price in accordance with the   SEBI Guidelines
       and to take necessary steps for listing of
       the shares issued  and allotted under the ESOP-2010
       on the Stock Exchanges where the Securities
       of the Company are listed, as per the provisions
       of the listing agreements    executed with
       the concerned Stock Exchanges and other guidelines,
       rules and   regulations as may be applicable;
       for the purpose of giving effect to this
       resolution CONTD

CONT   CONTD and on behalf of the Company to do all              Non-Voting    No vote
       such acts, deeds, matters and    things as
       it may, in its absolute discretion, deem necessary,
       expedient,      proper or desirable for such
       purpose, and with power on behalf of the Company
       to settle all questions, difficulties or doubts
       that may arise in this regard at any stage
       including at the time of listing of the securities
       without the   Board being required to seek
       any further consent or approval of the Members
       of the Company; authorize the Board to delegate
       all or any of the powers      herein conferred
       to any Committee of Directors, or Chairman
       of the Company    with a power to further delegate
       the same to any Executives/Officers of the
       Company to do all such acts and deeds, matters
       and things as also execute     documents, writings,
       and other papers as may be necessary in this
       regard;     CONTD

CONT   CONTD and approve that the Remuneration and               Non-Voting    No vote
       Compensation Committee shall have the powers
       to re-price the options which are not exercised,
       whether or not    they have been vested, if
       ESOP were rendered unattractive due to fall
       in the  price of the shares in the market,
       which shall be applicable to all options
       granted on a specified grant date and not detrimental
       to the interests of the Eligible Employees

S.7    Approve to extend the benefits of the Key Executives      Mgmt          For                            For
       Performance Option Plan  ESOP- 2010  contained
       in Resolution No. 6 to the Eligible Employees
       including Directors whether Whole-time
       Directors or not  of the Subsidiary    Companies
       of the Company on such terms and conditions
       as may be decided by    the Remuneration and
       Compensation Committee

S.8    Authorize the Board and the Remuneration and              Mgmt          For                            For
       Compensation Committee, pursuant to the provisions
       of the  the SEBI Guidelines  and other applicable
       provisions, to grant stock option
       under the ESOP-2010 not exceeding 2% the
       total paid up capital of the Company at the
       time of grant of option during    the FY 2010-2011
       or in any of the subsequent FY's to the following
       Eligible   Employees: A. Upinder Zutshi, Chief
       Executive Officer and Managing Director   and
       B. Neeraj Tewari, Chief Operating Officer

S.9    Approve, in accordance with the applicable provisions     Mgmt          For                            For
       and the guidelines      issued by SEBI, and
       pursuant to such applicable provisions, if
       any, of the    Companies Act, 1956, and the
       Listing Agreement entered with the Stock
       Exchanges and such other acts, regulations
       or guidelines or any amendment or  re-enactment
       thereof, that such number of options as would
       entitle the holder to subscribe to or purchase
       collectively up to 1,00,000 equity shares
       within the overall limit of 35,00,000 equity
       shares as proposed to be allotted under ESOP
       2010  be fixed as the limit for the maximum
       number of options that can   be granted to
       any one or all of the Non- Executive Directors
       including        Independent Directors of Company
       under ESOP- 2010; CONTD

CONT   CONTD authorize the Board to grant up to 1,00,000         Non-Voting    No vote
       options to the              Non-Executive Directors
       including the Independent Directors during
       the FY     2010-11; and, out of the 1,00,000
       options set as the limit to be granted to
       Non-Executive Directors including the Independent
       Directors during the FY     2010-11, to carry
       forward such number of options as remain un-granted
       / or    not granted during the said FY 2010-11
       to the subsequent FYs




--------------------------------------------------------------------------------------------------------------------------
 INFINITE COMPUTER SOLUTIONS (INDIA) LTD, NEW DELHI                                          Agenda Number:  702704481
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3997Z104
    Meeting Type:  OTH
    Meeting Date:  11-Dec-2010
          Ticker:
            ISIN:  INE486J01014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE   NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR         INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS   NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      Special resolution under Section 16 of the Companies      Mgmt          For                            For
       Act, 1956 for            re-classification
       of the Convertible Redeemable Preference Shares
       forming     part of the authorized capital
       of the Company

2      Special resolution under Section 61 of the Companies      Mgmt          For                            For
       Act, 1956 for partial    modification in the
       proposed utilization of the proceeds of the
       Initial       Public Offering




--------------------------------------------------------------------------------------------------------------------------
 KEPCO PLANT SERVICE & ENGINEERING CO.- LTD                                                  Agenda Number:  703038275
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4481N102
    Meeting Type:  EGM
    Meeting Date:  27-May-2011
          Ticker:
            ISIN:  KR7051600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 818589 DUE TO RECEIPT OF DIRECTOR NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU

CMMT   PLEASE NOTE THAT ALTHOUGH THERE ARE 2 CANDIDATES          Non-Voting    No vote
       TO BE ELECTED AS EXECUTIVE DIRECTORS, THERE
       ARE ONLY 1 VACANCY AVAILABLE TO BE FILLED AT
       THE MEETING. THE STANDING INSTRUCTIONS FOR
       THIS MEETING WILL BE DISABLED AND, IF YOU CHOOSE,
       YOU ARE REQUIRED TO VOTE FOR ONLY 1 OF THE
       2 EXECUTIVE DIRECTORS. THANK YOU.

1.1.1  Election of 1 executive director nominee: Oh              Mgmt          For                            For
       Kim

1.1.2  Election of 1 executive director nominee: Joong           Mgmt          No vote
       Soo Park

CMMT   PLEASE NOTE THAT ALTHOUGH THERE ARE 2 CANDIDATES          Non-Voting    No vote
       TO BE ELECTED AS EXECUTIVE DIRECTORS, THERE
       ARE ONLY 1 VACANCY AVAILABLE TO BE FILLED AT
       THE MEETING. THE STANDING INSTRUCTIONS FOR
       THIS MEETING WILL BE DISABLED AND, IF YOU CHOOSE,
       YOU ARE REQUIRED TO VOTE FOR ONLY 1 OF THE
       2 EXECUTIVE DIRECTORS. THANK YOU.

1.2.1  Election of 1 executive director nominee: Jae             Mgmt          Abstain                        Against
       Yeol Kang

1.2.2  Election of 1 executive director nominee: Byung           Mgmt          For                            For
       Woon Min




--------------------------------------------------------------------------------------------------------------------------
 LOCK&LOCK CO LTD, ASAN                                                                      Agenda Number:  702802059
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y53098102
    Meeting Type:  AGM
    Meeting Date:  25-Mar-2011
          Ticker:
            ISIN:  KR7115390007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approval of financial statements                          Mgmt          For                            For

2      Amendment of articles of incorp.                          Mgmt          For                            For

3      Election of Directors. Kim Joon Il, Yoon Jo               Mgmt          For                            For
       Hyun, Lee Won Wook, Song Baek     Young, O
       Hyun Suk

4      Approval of remuneration limit for director               Mgmt          For                            For

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO MODIFICATION   Non-Voting    No vote
       OF TEXT IN RESOLUTION 2. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MPHASIS LTD                                                                                 Agenda Number:  702553923
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6144V108
    Meeting Type:  OTH
    Meeting Date:  16-Aug-2010
          Ticker:
            ISIN:  INE356A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE   NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR         INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS   NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

S.1    Approve, pursuant to Section 31 and all other             Mgmt          For                            For
       applicable provisions, if any,  of the Companies
       Act, 1956, the Articles of Association of the
       Company be     altered by adding the specified
       Article after the existing Article No. 54 in
       the Articles of Association of the Company;
       and authorize the Board of        Directors
       of the Company, for the purpose of giving effect
       to this            resolution, to take such
       steps and actions and give such directions
       as it may in its absolute discretion deem necessary
       and to settle question that may     arise in
       this regard

S.2    Authorize the Board, pursuant to the applicable           Mgmt          For                            For
       provisions of the Companies   Act, 1956 and
       relevant provisions of the Memorandum of Association
       and        Articles of Association of the Company
       and subject to SEBI  Employee Stock    Option
       Scheme and Employee Stock Purchase Scheme
       Guidelines, 1999 for the    time being in force
       and as may be modified from time to time, to
       introduce,   offer, issue and allot restricted
       stock units under the new Restricted Stock
       Unit Plan- RSU 2010 as specified including
       Executive and Non-Executive        Directors,
       but excluding promoter Directors ; the maximum
       number of equity    shares issued to any specific
       Employee/Director CONTD.

CONT   CONTD. under the Restricted Stock Unit Plan               Non-Voting    No vote
       - RSU-2010 shall not exceed 1% of the issued
       and paid-up capital of the Company in any FY;
       the total number of  equity shares to be issued
       shall not exceed 600,000 equity shares  as
       adjusted for any changes in capital
       structure  at INR 10 each per share;      authorize
       the Board of Directors of the Company, for
       the purpose of giving    effect tot this resolution,
       to take such steps and actions and give such
       directions as it may in its absolute discretion
       deem necessary and to settle  question that
       may arise in this regard

S.3    Authorize the Board, pursuant to the applicable           Mgmt          For                            For
       provisions of the Companies   Act, 1956 and
       relevant provisions of the Memorandum of Association
       and        Articles of Association of the Company
       and subject to SEBI  Employee Stock    Option
       Scheme and Employee Stock Purchase Scheme
       Guidelines, 1999 for the    time being in force
       and as may be modified from time to time, to
       extend the   benefits of Restricted Stock Unit
       Plan RSU-2010 proposed in the Resolution
       under Item 2 in this notice to the eligible
       Employees/Directors of the        subsidiary
       Companies whether now or hereafter existing,
       in India or Overseas, as may from time to time
       be allowed under prevailing laws, rules and
       regulations, CONTD.

CONT   CONTD. and/or amendments thereto from time to             Non-Voting    No vote
       time, on such terms and         conditions
       as may be decided by the Board; and authorize
       the Board of         Directors, for the purpose
       of giving effect tot this resolution, to take
       such steps and actions and give such directions
       as it may in its absolute          discretion
       deem necessary and to settle question that
       may arise in this       regard




--------------------------------------------------------------------------------------------------------------------------
 MUDAJAYA GROUP BHD, PETALING JAYA                                                           Agenda Number:  703114708
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y61390103
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2011
          Ticker:
            ISIN:  MYL5085OO005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive the Audited Financial Statements               Mgmt          For                            For
       for the year ended 31 December    2010 together
       with the Reports of the Directors and the Auditors
       thereon

2      To approve the payment of a final dividend of             Mgmt          For                            For
       15% under the single tier       system for
       the year ended 31 December 2010

3      To re-elect Mr Ng Ying Loong as a Director who            Mgmt          For                            For
       retire in accordance with      Article 76 of
       the Company's Articles of Association

4      To re-elect Mr Anto A/L SF Joseph as a Director           Mgmt          For                            For
       who retire in accordance with Article 76 of
       the Company's Articles of Association

5      To re-elect En Asgari bin Mohd Fuad Stephens              Mgmt          For                            For
       as a Director who retire in      accordance
       with Article 83 of the Company's Articles of
       Association

6      To re-elect Mr Ng Chee Kin as a Director who              Mgmt          For                            For
       retire in accordance with        Article 83
       of the Company's Articles of Association

7      To re-elect Mr Yong Yee Coi as a Director who             Mgmt          For                            For
       retire in accordance with       Article 83
       of the Company's Articles of Association

8      To re-elect Mr Lee Seng Huang as a Director               Mgmt          For                            For
       who retire in accordance with     Article 83
       of the Company's Articles of Association

9      "That pursuant to Section 129(6) of the Companies         Mgmt          For                            For
       Act, 1965 (the "Act"), Mr   Wee Teck Nam be
       re-appointed as Director of the Company to
       hold office until  the next Annual General
       Meeting ("AGM")."

10     To approve the payment of Directors' fees for             Mgmt          For                            For
       the year ended 31 December 2010

11     To re-appoint Messrs Ernst & Young as Auditors            Mgmt          For                            For
       of the Company and to          authorise the
       Directors to fix their remuneration

12     Authority to Allot Shares pursuant to Section             Mgmt          Against                        Against
       132D of the Act

13     Proposed Renewal of Share Buy-Back Authority              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MUDAJAYA GROUP BHD, PETALING JAYA                                                           Agenda Number:  703145626
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y61390103
    Meeting Type:  EGM
    Meeting Date:  22-Jun-2011
          Ticker:
            ISIN:  MYL5085OO005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Proposed bonus issue of up to 137,079,500 new             Mgmt          For                            For
       ordinary shares of RM0.20 each  ("shares")
       in Mudajaya ("bonus shares") to be credited
       as fully paid-up on    the basis of one (1)
       bonus share for every three (3) existing shares
       held at  an entitlement date to be determined
       later ("proposed bonus issue")

2      Proposed establishment of an employees' share             Mgmt          For                            For
       option scheme ("ESOS" or        "scheme") of
       up to 10% of the issued and paid-up share capital
       of the Company for eligible employees of Mudajaya
       and its subsidiaries ("Mudajaya group")
       ("proposed ESOS")

3      Proposed granting of ESOS options to Ng Ying              Mgmt          For                            For
       Loong pursuant to the Company's  ESOS

4      Proposed granting of ESOS options to Anto A/L             Mgmt          For                            For
       Sf Joseph pursuant to the       Company's ESOS

5      Proposed granting of ESOS options to Wee Teck             Mgmt          For                            For
       Nam pursuant to the Company's   ESOS

6      Proposed granting of ESOS options to Ng Chee              Mgmt          For                            For
       Kin pursuant to the Company's    ESOS

7      Proposed granting of ESOS options to Yong Yee             Mgmt          For                            For
       Coi pursuant to the Company's   ESOS




--------------------------------------------------------------------------------------------------------------------------
 NOTION VTEC BHD                                                                             Agenda Number:  702516951
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6372K105
    Meeting Type:  EGM
    Meeting Date:  06-Jul-2010
          Ticker:
            ISIN:  MYQ0083OO004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to the approval in principle  of Bursa Malaysia
       Securities Berhad (Bursa Securities) for the
       listing of and quotation for the new NVB Shares
       to be issued pursuant to the Proposed
       Private Placement and any other relevant
       authorities/parties, to allot and    issue
       up to 15,456,137 new NVB Shares (Placement
       Shares) upon the terms and   conditions set
       out in the circular to shareholders dated 11
       JUN 2010          (Circular); the proceeds
       from the Proposed Private Placement shall be
       utilized for the purposes as set out
       in the Circular; the Placement Shares    shall,
       upon allotment and issue, rank pari passu in
       all respects with the     existing NVB Shares,
       except that the holders of the Placement Shares
       will not be entitled to any dividends, rights,
       allotments and/or CONTD

CONTD  CONTD any other distributions that may be declared        Non-Voting    No vote
       by our Company unless      their names appear
       on the Record of Depositors at the close of
       business on    the entitlement dates of such
       dividends, rights, allotments and/or any other
       distributions; to take all such necessary
       steps to give effect to the         Proposed
       Private Placement with full power to consent
       to and to adopt such    conditions, variations,
       modifications and/or amendments in any manner
       as may  be required or imposed by the relevant
       authorities in respect of the Proposed Private
       Placement and to deal with all matters relating
       thereto and to take   all such steps and do
       all acts and things in any manner as they may
       deem      necessary or expedient to implement,
       finalize and give full effect to the     Proposed
       Private Placement

2      Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the passing of Special     Resolution 1,
       the approval of Bursa Securities for the admission
       of the Free  Warrants to the Official List
       of the Main Market of Bursa Securities as well
       as for the listing of and quotation for the
       Free Warrants and the new NVB     Shares arising
       from the exercise of the Free Warrants on the
       Main Market of   Bursa Securities, the approval
       of Bank Negara Malaysia for the issuance of
       the Free Warrants to the non-resident shareholders
       of the Company and any     other relevant authorities/parties,
       to allot and issue the Free Warrants upon the
       terms and conditions set out in the Circular
       to the registered            shareholders of
       the Company whose names appear on the Record
       of Depositors at the close of business on an
       entitlement date to be CONTD

CONTD  CONTD determined and announced later by the               Non-Voting    No vote
       Board of Directors of NVB         (Entitlement
       Date), on the basis of 1 Free Warrant for every
       5 NVB Shares     then held by such shareholders;
       to deal with any fractional entitlement and
       fraction of a Free Warrant that may arise
       from the Proposed Free Warrants     Issue in
       such a manner as they shall in their absolute
       discretion deem        expedient and in the
       best interests of the Company; to allot and
       issue such   appropriate number of new NVB
       Shares arising from any exercise by the holders
       of the Free Warrants of their rights under
       any such Free Warrants in          accordance
       with the provisions of the deed poll to be
       executed by the Company constituting the Free
       Warrants (Deed Poll); to execute, sign and
       enter into   the Deed Poll with full power
       to assent to any condition, CONTD

CONTD  CONTD modification or amendment as they deem              Non-Voting    No vote
       fit, necessary or expedient or   as may be
       imposed by any relevant authorities, and full
       power to implement    and give effect to the
       terms and conditions of the Deed Poll; from
       time to    time hereafter, to approve and give
       effect to any adjustment, variation,      modification
       or amendment to the Deed Poll in accordance
       with and subject to  the terms therein (including
       but not limited to the exercise price and the
       number of Free Warrants), to allot and issue
       such additional number of Free   Warrants pursuant
       to the adjustments under the Deed Poll, and
       to issue and    allot such additional number
       of NVB Shares arising from exercise of such
       additional Free Warrants, and all such
       new NVB Shares shall, upon issuance    and
       allotment, rank pari passu in all respects
       with the NVB Shares CONTD

CONTD  CONTD then existing, except that the new NVB              Non-Voting    No vote
       Shares shall not be entitled to  any dividends,
       rights, allotments and/or distributions the
       entitlement date   of which is prior to the
       date of allotment of such new NVB Shares; to
       take    all such necessary steps to give effect
       to the Proposed Free Warrants Issue   with
       full power to consent to and to adopt such
       conditions, variations,       modifications
       and/or amendments in any manner as may be required
       or imposed   by the relevant authorities in
       respect of the Proposed Free Warrants Issue
       and to deal with all matters relating thereto
       and to take all such steps and  do all acts
       and things in any manner as they may deem necessary
       or expedient  to implement, finalize and give
       full effect to the Proposed Free Warrants
       Issue

S.1    Approve to increase the authorize share capital           Mgmt          For                            For
       of NVB, subject to the        passing of Resolution
       2, from MYR 100,000,000 comprising 200,000,000
       NVB      Shares to MYR 500,000,000 comprising
       1,000,000,000 NVB Shares by the creation of
       an additional 800,000,000 new NVB Shares; grant
       authority for the first    sentence of Clause
       5 of the Memorandum of Association of the Company
       to be    deleted in its entirety and replaced
       with the following the share capital of  the
       Company is MYR 500,000,000 divided into 1,000,000,000
       ordinary shares of  MYR 0.50 each and authorize
       the Directors to take all such necessary steps
       to give effect to the proposed increase in
       authorized Share capital with full    power
       to consent to and to adopt such conditions,
       variations, modifications   and/or CONTD

0      CONTD amendments in any manner as may be required         Non-Voting    No vote
       or imposed by the relevant  authorities in
       respect of the proposed increase in authorized
       share capital   and to deal with all matters
       relating thereto and to take all such steps
       and  do all acts and things in any manner as
       they may deem necessary or expedient  to implement,
       finalize and give full effect to the proposed
       increase in       authorized share capital

CMMT   PLEASE BE ADVISED THAT FOR THIS MEETING, THE              Non-Voting    No vote
       COMPANY ALLOWS THE APPOINTMENT   OF ONLY ONE
       (1) PROXY IN RESPECT OF EACH SECURITIES ACCOUNT
       ELIGIBLE TO VOTE. GENERALLY, PUBLIC LIMITED
       COMPANY (PLC) ALLOWS APPOINTMENT OF TWO (2)
       PROXIES FOR EACH SECURITIES ACCOUNT FOR THEIR
       MEETINGS. AS SUCH, PLEASE TAKE NOTE OF  THIS
       EXCEPTION IN MANAGING YOUR CLIENTS' VOTING
       INSTRUCTIONS FOR SUBMISSION.  THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 OSIM INTL LTD                                                                               Agenda Number:  702817644
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6585M104
    Meeting Type:  AGM
    Meeting Date:  18-Mar-2011
          Ticker:
            ISIN:  SG1I88884982
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive and adopt the directors report and             Mgmt          For                            For
       the audited accounts of the co. for the yr
       ended 31.12.10 together with the auditors report
       thereon

2      To declare a final dividend of 1cent per ordinary         Mgmt          For                            For
       share for the yr ended      31.12.10

3      To re elect Mr Colin Low Tock Cheong (independent         Mgmt          For                            For
       director and member of the  audit comm) as
       a director who retires pursuant to article
       97 of the co.s      articles of association
       and being eligible, offers himself for re election
       (note Mr Low will, upon re election as director
       of the co., remain as a       member of the
       audit comm, remuneration and nominating comms
       and will be       considered independent)

4      To re elect Ms Teo Sway Heong (non exe director)          Mgmt          For                            For
       as a directors who retire    pursuant to article
       92 of the co.s articles of association and
       being          eligible, offer herself for
       re election

5      To re elect Mr Leow Lian Soon (exe director)              Mgmt          For                            For
       as a directors who retire        pursuant to
       article 92 of the co.s articles of association
       and being          eligible, offer himself
       for re election

6      To approve the payment of directors fees of               Mgmt          For                            For
       SGD 147,500 for the yr ended      31.12.10
       (2009 SGD 147,500)

7      To re appoint Messrs Ernst n Young LLP as the             Mgmt          For                            For
       co.s auditors and to authorise  the directors
       to fix their remuneration

8      Authority to issue shs up to 50pct of the issued          Mgmt          For                            For
       shs in the capital of the    co.

9      Authority to issue shs under the OSIM share               Mgmt          For                            For
       option scheme that pursuant to    section 161
       of the co.s act, cap. 50, the directors of
       the co. be authorised  and empowered to offer
       and grant options under the OSIM share option
       scheme   (the scheme) and to issue from time
       to time such no. of shs in the capital of the
       co. as may be required to be issued pursuant
       to the exercise of options   granted by the
       co. under the scheme, whether granted during
       the subsistence   of this authority or otherwise,
       provided always that the aggregate no. of
       additional ordinary shs to be issued pursuant
       to the scheme shall not exceed  15pct of the
       total no. of issued shs (excluding treasury
       shs) in the capital  of the co. from time to
       time and that such authority shall, unless
       revoked or varied by the co. in a next AGM
       of the co. is required by law to be held,
       whichever is earlier

10     Renewal of shareholders mandate for interested            Mgmt          For                            For
       person transactions that for   the purposes
       of chapter 9 of the listing manual of the SGXST

11     Renewal of share buy back mandate that (1) for            Mgmt          For                            For
       the purposes of sections 76c   and 76e of the
       co.s act, cap 50 of singapore (the co.s act),
       the exercise by  the directors of the co. of
       all the powers of the co. to purchase or
       otherwise acquire issued ordinary shs
       in the capital of the co. (the shs) not exceeding
       the aggregate the max limit (as hereafter defined),
       at such price   or prices as may be determined
       by the directors from time to time up to the
       max price (as hereafter defined), whether
       by way of (a) mkt purchase(s) on    the SGX
       ST, and/or (b) off mkt purchase(s) (if effected
       otherwise than on the SGX ST) in accordance
       with any equal access scheme(s) as may be determined
       or formulated by the directors as they consider
       fit, which scheme(s) shall       satisfy all
       the conditions prescribed by the co.s act

0      To transact any ordinary business which may               Non-Voting    No vote
       properly be transacted at an AGM




--------------------------------------------------------------------------------------------------------------------------
 PEC LTD.                                                                                    Agenda Number:  702640322
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6783Z105
    Meeting Type:  AGM
    Meeting Date:  28-Oct-2010
          Ticker:
            ISIN:  SG1Y45946619
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive and adopt the Directors' report and            Mgmt          For                            For
       audited accounts of the        Company for
       the financial year ended 30 June 2010 and the
       Auditors' report    thereon

2      To declare a tax exempt one tier final dividend           Mgmt          For                            For
       of 2.0 cents per ordinary     share and a tax
       exempt one tier special dividend of 2.0 cents
       per ordinary    share, for the financial year
       ended 30 June 2010

3      To re-elect Ms. Edna Ko Poh Thim, being a Director        Mgmt          For                            For
       who retires by rotation    pursuant to Article
       114 of the Articles of Association of the Company

4      To re-elect Mr. Robert Dompeling, being a Director        Mgmt          For                            For
       who retires by rotation    pursuant to Article
       114 of the Articles of Association of the Company

5      To approve the payment of Directors' fees of              Mgmt          For                            For
       SGD 160,000 for the financial    year ended
       30 June 2010

6      To approve the payment of Directors' fees of              Mgmt          For                            For
       SGD 160,000 for the financial    year ending
       30 June 2011, to be paid quarterly in arrears

7      To reappoint Messrs Ernst & Young LLP as the              Mgmt          For                            For
       Auditors of the Company for the  ensuing year
       and to authorize the Directors to fix their
       remuneration

0      To transact any other routine business as may             Non-Voting    No vote
       properly be transacted at an    Annual General
       Meeting

8      That, pursuant to Section 161 of the Companies            Mgmt          Against                        Against
       Act, Cap 50 and the listing    rules of the
       Singapore Exchange Securities Trading Limited
       (SGX ST) and       notwithstanding the provisions
       of the Articles of Association of the Company,
       authority be and is hereby given to the Directors
       of the Company to: (a) (i)  allot and issue
       shares in the capital of the Company (whether
       by way of       rights, bonus or otherwise);
       and or (ii) make or grant offers, agreements
       or  options (collectively, "Instruments") that
       may or would require shares to be  issued,
       including but not limited to the creation and
       issue of (as well as    adjustments to) warrants,
       debentures or other instruments convertible
       into    shares, at any time and upon such terms
       and conditions and for such purposes  and to
       such persons as the Directors may in their
       absolute discretion CONTD

CONT   CONTD deem fit; and (b) (notwithstanding that             Non-Voting    No vote
       the authority conferred by this Resolution
       may have ceased to be in force) issue shares
       in pursuance of any   Instrument made or granted
       by the Directors while this resolution was
       in      force, provided that: (i) the aggregate
       number of shares to be issued         pursuant
       to this resolution (including shares to be
       issued in pursuance of    Instruments made
       or granted pursuant to this resolution) does
       not exceed 50%  of the total number of issued
       shares excluding treasury shares of the Company
       (as calculated in accordance with sub paragraph
       (ii) below), of which the     aggregate number
       of shares to be granted other than on a pro
       rata basis to    shareholders of the Company
       with registered addresses in Singapore (including
       shares to be issued in pursuance of CONTD

CONT   CONTD Instruments made or granted pursuant to             Non-Voting    No vote
       this resolution) does not       exceed 20%
       of the total number of issued shares excluding
       treasury shares of  the Company (as calculated
       in accordance with sub paragraph (ii) below);
       (ii) for the purpose of determining the aggregate
       number of shares that may be     issued under
       sub paragraph (i) above, the percentage of
       the total number of   issued shares excluding
       treasury shares of the Company shall be calculated
       based on the total number of issued shares
       excluding treasury shares of the   Company
       at the time of the passing of this resolution,
       after adjusting for:   (a) new shares arising
       from the conversion or exercise of any convertible
       securities; (b) new shares arising from
       exercise of share options or vesting  of share
       awards outstanding or CONTD

CONT   CONTD subsisting at the time of the passing               Non-Voting    No vote
       of this resolution, provided the  options or
       awards were granted in compliance with Part
       VIII of Chapter 8 of   the Listing Manual of
       the SGX ST; and (c) any subsequent bonus issue,
       consolidation or subdivision of shares;
       (iii) in exercising the authority     conferred
       by this Resolution, the Company shall comply
       with the provisions of the Listing Manual of
       the SGX ST for the time being in force (unless
       such     compliance has been waived by the
       SGX ST) and the Articles of Association for
       the time being of the Company; and CONTD

CONT   CONTD (iv) unless revoked or varied by the Company        Non-Voting    No vote
       in general meeting, the    authority conferred
       by this resolution shall continue in force
       until the      conclusion of the next Annual
       General Meeting of the Company or the date
       by   which the next Annual General Meeting
       of the Company is required by law to be held,
       whichever is the earlier

9      That the Directors of the Company be and are              Mgmt          For                            For
       hereby authorized to offer and   grant options
       in accordance with the provisions of the PEC
       Employee Share     Option Scheme (the Scheme)
       and, pursuant to Section 161 of the Companies
       Act, Chapter 50, to allot and issue from time
       to time such number of shares in the capital
       of the Company as may be required to be issued
       pursuant to the        exercise of the options
       under the Scheme provided always that the aggregate
       number of shares to be issued pursuant to
       the Scheme shall not exceed 15% of  the total
       number of issued shares excluding treasury
       shares of the Company    from time to time




--------------------------------------------------------------------------------------------------------------------------
 PEGATRON CORP                                                                               Agenda Number:  703104896
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6784J100
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2011
          Ticker:
            ISIN:  TW0004938006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU

A.1    The 2010 business operations                              Non-Voting    No vote

A.2    The 2010 audited reports                                  Non-Voting    No vote

A.3    The status of buyback treasury stock                      Non-Voting    No vote

B.1    The 2010 business reports and financial statements        Mgmt          For                            For

B.2    The 2010 profit distribution. Proposed cash               Mgmt          For                            For
       dividend: TWD 1.45 per share

B.3    The revision to the procedures of asset acquisition       Mgmt          For                            For
       or disposal

B.4    The revision to the articles of incorporation             Mgmt          For                            For

B.5    Extraordinary motions                                     Mgmt          For                            Against




--------------------------------------------------------------------------------------------------------------------------
 PT AKR CORPORINDO TBK                                                                       Agenda Number:  702753179
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y71161163
    Meeting Type:  EGM
    Meeting Date:  26-Jan-2011
          Ticker:
            ISIN:  ID1000106701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 772810 DUE TO DELETION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1      Approval to sell 629,166,945 PT. Sorini Agro              Mgmt          For                            For
       Asia Corp. TBK shares owned by the company
       to Cargill International Lux 6. S.A.R.L which
       is material transaction

2      Restructuring of the company's board of independent       Mgmt          For                            For
       commissioners




--------------------------------------------------------------------------------------------------------------------------
 PT BANK BUKOPIN TBK                                                                         Agenda Number:  703031598
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7125R108
    Meeting Type:  AGM
    Meeting Date:  18-May-2011
          Ticker:
            ISIN:  ID1000103609
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approval the board of directors report for book           Mgmt          For                            For
       year 2010 and ratification of financial report
       for book year 2010 as well to give acquit et
       de charge to    the board of commissioner and
       the board of directors

2      Determination on utilization of companys net              Mgmt          For                            For
       profit for book year 2010

3      Approval on Tantiem for the board commissioners           Mgmt          For                            For
       and the board directors

4      Authorization to the board of commissioners               Mgmt          For                            For
       to appoint of independent public  accountant
       to audit companys financial report for book
       year 2011 and          determine their honorarium

5      Authorization to the board of commissioners               Mgmt          For                            For
       to increase company capital in    order to
       implement management and employee stock option
       plan program (MSOP)

6      Utilization report fund from rights issue I               Mgmt          For                            For
       and rights issue II




--------------------------------------------------------------------------------------------------------------------------
 PT BANK BUKOPIN TBK                                                                         Agenda Number:  703031803
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7125R108
    Meeting Type:  EGM
    Meeting Date:  18-May-2011
          Ticker:
            ISIN:  ID1000103609
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approval to amend article of association regarding        Mgmt          For                            For
       company purpose,           objectives and business
       activities

2      Approval to change and appoint the member of              Mgmt          For                            For
       board commissioners

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING TIME FROM 9:00 TO 9:30. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PT CLIPAN FINANCE INDONESIA TBK                                                             Agenda Number:  703181747
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7120B181
    Meeting Type:  AGM
    Meeting Date:  30-Jun-2011
          Ticker:
            ISIN:  ID1000095201
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approval of annual report and ratification of             Mgmt          For                            For
       financial statements and to     release and
       discharge board of directors and commissioners
       from their         managerial and supervisory
       for book year 2010

2      Approval determination of profit utility for              Mgmt          For                            For
       book year ended 31 December 2010

3      To authorize shareholder to determine honorarium          Mgmt          For                            For
       for board of commissioners

4      To authorize board of commissioners to determine          Mgmt          For                            For
       honorarium for board of      directors

5      To authorize board of directors to appoint public         Mgmt          For                            For
       accountant for book year    2011

6      Adjustment of paid in capital regarding to warrant        Mgmt          For                            For
       series IV action result




--------------------------------------------------------------------------------------------------------------------------
 PT PP LONDON SUMATRA INDONESIA TBK                                                          Agenda Number:  702751391
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7134L134
    Meeting Type:  EGM
    Meeting Date:  28-Jan-2011
          Ticker:
            ISIN:  ID1000082407
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amendment to article no.4 of article of association       Mgmt          For                            For
       of the company related to stock split plan




--------------------------------------------------------------------------------------------------------------------------
 PUBLIC FINANCIAL HOLDINGS LTD                                                               Agenda Number:  702775303
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7297B105
    Meeting Type:  AGM
    Meeting Date:  04-Mar-2011
          Ticker:
            ISIN:  BMG7297B1054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20110131/LTN20110131220.pdf

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST'     ONLY FOR RESOLUTIONS
       "1 TO 6". THANK YOU.

1      To receive and consider the audited financial             Mgmt          For                            For
       statements and the reports of   the directors
       and auditors for the financial year ended 31
       December 2010

2.i    To re-elect Dato' Chang Kat Kiam as director              Mgmt          For                            For

2.ii   To re-elect Mr. Lee Chin Guan as director                 Mgmt          For                            For

2.iii  To re-elect Mr. Quah Poh Keat as director                 Mgmt          For                            For

2.iv   To authorise the board of directors to fix the            Mgmt          For                            For
       remuneration of the directors

3      To re-appoint Messrs. Ernst & Young as auditors           Mgmt          For                            For
       and to authorise the board of directors to
       fix their remuneration

4      To give a general mandate to the directors to             Mgmt          Against                        Against
       issue additional shares

5      To give a general mandate to the directors to             Mgmt          For                            For
       repurchase shares of the Company

6      To extend the general mandate to directors to             Mgmt          Against                        Against
       issue additional shares by the number of shares
       repurchased

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 RADIANT OPTO-ELECTRONICS CORP                                                               Agenda Number:  703023301
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7174K103
    Meeting Type:  AGM
    Meeting Date:  12-May-2011
          Ticker:
            ISIN:  TW0006176001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU

A.1    The 2010 business operations                              Non-Voting    No vote

A.2    The 2010 audited reports                                  Non-Voting    No vote

A.3    The establishment to the code of business with            Non-Voting    No vote
       integrity

B.1    The 2010 business reports and financial statements        Mgmt          For                            For

B.2    Adoption of the proposal for distribution of              Mgmt          For                            For
       2010 profits.(cash dividend of TWD3.8 per share
       stock dividend of 30 shares per 1,000 shares
       from retained earnings subject to 20pct withholding
       tax)

B.3    The issuance of new shares from retained earnings.        Mgmt          Against                        Against
       proposed stock dividend:   30 for 1,000 SHS
       held

B.4    The revision to the articles of incorporation             Mgmt          For                            For

B.5    The revision to the procedures of monetary loans          Mgmt          For                            For

B.6    The revision to the procedures of endorsement             Mgmt          For                            For
       and guarantee

B.7    The revision to the procedures of asset acquisition       Mgmt          For                            For
       or disposal

B.8    Extraordinary motions                                     Mgmt          For                            Against

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIVIDEND FIGURES IN RESOLUTION NO. B.2.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 SARACEN MINERAL HOLDINGS LIMITED                                                            Agenda Number:  702661869
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8309T109
    Meeting Type:  AGM
    Meeting Date:  26-Nov-2010
          Ticker:
            ISIN:  AU000000SAR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   VOTING EXCLUSIONS APPLY TO THIS MEETING FOR               Non-Voting    No vote
       PROPOSALS 3 AND VOTES CAST BY ANY INDIVIDUAL
       OR RELATED PARTY WHO BENEFIT FROM THE PASSING
       OF THE PROPOSAL/S    WILL BE DISREGARDED BY
       THE COMPANY. HENCE, IF YOU HAVE OBTAINED BENEFIT
       OR    EXPECT TO OBTAIN FUTURE BENEFIT YOU SHOULD
       NOT VOTE (OR VOTE "ABSTAIN") ON    THE RELEVANT
       PROPOSAL ITEMS. BY DOING SO, YOU ACKNOWLEDGE
       THAT YOU HAVE       OBTAINED BENEFIT OR EXPECT
       TO OBTAIN BENEFIT BY THE PASSING OF THE RELEVANT
       PROPOSAL/S. BY VOTING (FOR OR AGAINST) ON
       PROPOSAL (3), YOU ACKNOWLEDGE THAT  YOU HAVE
       NOT OBTAINED BENEFIT NEITHER EXPECT TO OBTAIN
       BENEFIT BY THE PASSING OF THE RELEVANT PROPOSAL/S
       AND YOU COMPLY WITH THE VOTING EXCLUSION.

1      Adoption of remuneration report                           Mgmt          For                            For

2      Re-election of Director - Barrie Parker                   Mgmt          For                            For

3      Adoption of Incentive Option Scheme                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SELANGOR PROPERTIES BERHAD, KUALA LUMPUR                                                    Agenda Number:  702921835
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y76150104
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2011
          Ticker:
            ISIN:  MYL1783OO009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive and adopt the Audited Financial Statements     Mgmt          For                            For
       for the financial year  ended 31 October 2010
       together with the Directors' and Auditors'
       Reports      thereon

2      To declare a first and final dividend of 10%              Mgmt          For                            For
       less 25% Income Tax for the      financial
       year ended 31 October 2010

3      To approve the payment of Directors' Fees for             Mgmt          For                            For
       the financial year ended 31     October 2010

4      That pursuant to Section 129(6) of the Companies          Mgmt          For                            For
       Act, 1965, Puan Sri Datin    Chook Yew Chong
       Wen be re-appointed as Director to hold office
       until the      conclusion of the next Annual
       General Meeting of the Company

5      That pursuant to Section 129(6) of the Companies          Mgmt          For                            For
       Act, 1965, Dato' Zaibedah    Binti Ahmad be
       re-appointed as Director to hold office until
       the conclusion   of the next Annual General
       Meeting of the Company

6      To re-elect Mr Ong Liang Win who is retiring              Mgmt          For                            For
       under Article 127 of the         Company's
       Articles of Association

7      To re-appoint Messrs Ernst & Young as Auditors            Mgmt          For                            For
       of the Company and to          authorise the
       Directors to fix their remuneration

8      That, the Mandate granted by the shareholders             Mgmt          For                            For
       of the Company at the Annual    General Meeting
       ("AGM") held on 28 April 2010 pursuant to Paragraph
       10.09 of  the Main Market Listing Requirements
       of Bursa Malaysia Securities Berhad,     authorising
       the Company and its subsidiaries ("SPB Group")
       to enter into the  recurrent transactions of
       a revenue or trading nature as set out in Section
       2.4 of the Circular to Shareholders dated
       7 April 2011 ("Circular") with the  related
       parties mentioned therein which are necessary
       for the SPB Group's     day-to-day operations,
       be and is hereby renewed; CONTD

CONT   CONTD and that the scope of such renewed mandate          Non-Voting    No vote
       be and is hereby extended to apply to the recurrent
       transactions likewise of revenue or trading
       nature as  set out in Section 2.4 of the Circular.
       That the SPB Group be and is hereby   authorised
       to enter into the recurrent transactions with
       the related parties  mentioned therein provided
       that:- a) the transactions are in the ordinary
       course of business and on normal commercial
       terms which are not more          favourable
       to the related parties than those generally
       available to the       public and are not to
       the detriment of the minority shareholders
       of the       Company; and b) the disclosure
       of the aggregate value of the transactions
       concluded during a financial year will
       be disclosed in the Annual Report for  the
       said CONTD

CONT   CONTD financial year. That authority conferred            Non-Voting    No vote
       by such renewed mandate will   continue to
       be in force until: i) the conclusion of the
       next AGM of SPB       following the forthcoming
       AGM at which the Proposed Renewal of Shareholders'
       Mandate for Recurrent Related Party Transactions
       of a Revenue or Trading      Nature is approved,
       at which time it will lapse, unless by a resolution(s)
       passed at the AGM, the authority is again
       renewed; ii) the expiration of the  period
       within which the next AGM after the date it
       is required to be held     pursuant to Section
       143(1) of the Act (but must not extend to such
       CONTD

CONT   CONTD extensions as may be allowed pursuant               Non-Voting    No vote
       to Section 143(2) of the Act); or iii) revoked
       or varied by a resolution(s) passed by the
       shareholders in       general meeting, whichever
       is the earlier. That the Directors of the Company
       be and are hereby authorised to complete and
       do all such acts and things      (including
       executing all such documents as may be required)
       as they may       consider expedient or necessary
       to give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 SILICONWARE PRECISION INDS LTD                                                              Agenda Number:  703107272
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7934R109
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2011
          Ticker:
            ISIN:  TW0002325008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 804866 DUE TO DUE TO RECEIPT OF DIRECTORS'
       AND SUPERVISORS' NAMES. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU

A.1    The 2010 business operations                              Non-Voting    No vote

A.2    The 2010 audited reports                                  Non-Voting    No vote

B.1    The 2010 business reports and financial statements        Mgmt          For                            For

B.2    The 2010 profit distribution. Proposed cash               Mgmt          For                            For
       dividend: TWD 1.62 per share

B.3    The revision to the articles of incorporation             Mgmt          For                            For

B.4    The revision to the rules of the election of              Mgmt          For                            For
       the directors and supervisors

B.5    The revision to the procedures of endorsement             Mgmt          For                            For
       and guarantee

B.611  The election of the Director: Bough Lin Shareholder       Mgmt          For                            For
       No.3

B.612  The election of the Director: Chi-Wen Tsai Shareholder    Mgmt          For                            For
       No.6

B.613  The election of the Director: Wen-Lung Lin Shareholder    Mgmt          For                            For
       No.18

B.614  The election of the Director: Yen-Chun Chang              Mgmt          For                            For
       Shareholder No.5

B.615  The election of the Director: Wen-Jung Lin Shareholder    Mgmt          For                            For
       No.30

B.616  The election of the Director: Cheng-Chich Huang           Mgmt          For                            For
       Shareholder No.1859

B.617  The election of the Director: Ing-Dar Liu Shareholder     Mgmt          For                            For
       No.165941

B.618  The election of the Director: Jing-Shan Aur               Mgmt          For                            For
       Shareholder No.245652

B.619  The election of the Director: Hsiao-Yu Lo Shareholder     Mgmt          For                            For
       No.77800

B.621  The election of the Supervisor: Wen-Lung Cheng            Mgmt          For                            For
       Shareholder No.8

B.622  The election of the Supervisor: Wen-Ching Lin             Mgmt          For                            For
       Shareholder No.36

B.623  The election of the Supervisor: Yu-Hu Liu Shareholder     Mgmt          For                            For
       No.12

B.7    The proposal to release the prohibition on directors      Mgmt          For                            For
       from participation in competitive business

B.8    Extraordinary motions                                     Mgmt          For                            Against




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE ARPT TERM SVCS LTD                                                                Agenda Number:  702536042
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7992U101
    Meeting Type:  AGM
    Meeting Date:  30-Jul-2010
          Ticker:
            ISIN:  SG1I52882764
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 721287 DUE TO RECEIPT OF PAST RECORD DATE.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive and adopt the Directors' Report and               Mgmt          For                            For
       the Audited accounts for the YE 31 MAR 2010
       and the Auditors' report thereon

2.     Declare a final tax-exempt one-tier dividend              Mgmt          For                            For
       of 8 cents per share for the YE 31 MAR 2010

3.     Re-elect Mr. Keith Tay Ah Kee as a Director,              Mgmt          For                            For
       who retires by rotation in accordance with
       Article 83 of the Company's Articles of Association

4.     Re-elect Mr. Khaw Kheng Joo as a Director, who            Mgmt          For                            For
       retires by rotation in accordance with Article
       83 of the Company's Articles of Association

5.     Re-elect Mr. Edmund Cheng Wai Wing as a Director,         Mgmt          For                            For
       who retires by rotation in accordance with
       Article 83 of the Company's Articles of Association

6.     Re-elect Mr. David Heng Chen Seng as a Director,          Mgmt          For                            For
       who retires in accordance with Article 90 of
       the Company's Articles of Association

7.     Appointment of Mr. Nihal Vijaya Devadas Kaviratne         Mgmt          For                            For
       CBE as a Director, pursuant to Article 89 of
       the Company's Articles of Association

8.     Re-appoint Messrs Ernst & Young LLP as the Auditors       Mgmt          For                            For
       of the Company, until the next AGM and authorize
       the Directors to fix their remuneration

9.     Approve the payment of Directors' fees of SGD             Mgmt          For                            For
       1,051,318 for the YE 31 MAR 2010

10.    Approve the payment of Directors' fees of up              Mgmt          For                            For
       to SGD 1,308,200 for the YE 31 MAR 2011

11.    Authorize the Directors of the Company to: a)             Mgmt          Against                        Against
       i) issue shares in the capital of the Company
       (shares) whether by way of rights, bonus or
       otherwise; and/or ii) make or grant offers,
       agreements or options (collectively, Instruments)
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of (as well as adjustments to) warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and b) (notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force) issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this Resolution was
       in force, provided that: 1) the aggregate number
       of shares to be issued pursuant to this Resolution
       (including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution) does not exceed 50% of the
       total number of issued shares (excluding treasury
       shares) in the capital of the Company (as calculated
       in accordance with this resolution), of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company (including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this Resolution) does not exceed
       5% of the total number of issued shares (excluding
       treasury shares) in the capital of the Company
       (as calculated in accordance with this resolution);
       2) (subject to such manner of calculation as
       may be prescribed by the Singapore Exchange
       Securities Trading Limited (SGX-ST)) for the
       purpose of determining the aggregate number
       of shares that may be issued under this resolution,
       the percentage of issued shares shall be based
       on the total number of issued shares (excluding
       treasury shares) in the capital of the Company
       at the time this Resolution is passed, after
       adjusting for: i) new shares arising from the
       conversion or exercise of any convertible securities
       or employee share options or vesting of share
       awards which are outstanding or subsisting
       at the time this Resolution is passed; and
       ii) any subsequent bonus issue, consolidation
       or subdivision of shares; 3) in exercising
       the authority conferred by this Resolution,
       the Company shall comply with the provisions
       of the Listing Manual of the SGX-ST for the
       time being in force (unless such compliance
       has been waived by the SGX-ST) and the Articles
       of Association for the time being of the Company;
       and 4) (unless revoked or varied by the Company
       in general meeting) the authority conferred
       by this Resolution shall continue in force
       until the conclusion of the next AGM of the
       Company or the date by which the next AGM of
       the Company is required by law to be held,
       whichever is the earlier

12.    Authorize the Directors to: a) grant awards               Mgmt          For                            For
       in accordance with the provisions of the SATS
       Performance Share Plan (Performance Share Plan)
       and/or the SATS Restricted Share Plan (Restricted
       Share Plan); and b) allot and issue from time
       to time such number of ordinary shares in the
       capital of the Company (Shares) as may be required
       to be issued pursuant to the exercise of options
       under the SATS Employee Share Option Plan (Share
       Option Plan) and/or such number of fully paid
       Shares as may be required to be issued pursuant
       to the vesting of awards under the Performance
       Share Plan and/or the Restricted Share Plan
       (the Share Option Plan, the Performance Share
       Plan and the Restricted Share Plan, together
       the Share Plans), provided that: i) the aggregate
       number of new Shares to be allotted and issued
       pursuant to the Share Plans shall not exceed
       15% of the total number of issued Shares (excluding
       treasury shares) from time to time; and ii)
       the aggregate number of Shares under awards
       to be granted pursuant to the Performance Share
       Plan and/or the Restricted Share Plan during
       the period commencing from the date of this
       AGM of the Company and ending on the date of
       the next AGM of the Company or the date by
       which the next AGM of the Company is required
       by law to be held, whichever is the earlier,
       shall not exceed 1% of the total number of
       issued Shares (excluding treasury shares) from
       time to time

13.    Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE ARPT TERM SVCS LTD                                                                Agenda Number:  702536054
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7992U101
    Meeting Type:  EGM
    Meeting Date:  30-Jul-2010
          Ticker:
            ISIN:  SG1I52882764
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 721244 DUE TO RECEIPT OF PAST RECORD DATE.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1      Authorize the Company, its subsidiaries and               Mgmt          For                            For
       associated companies that are entities at risk
       [as that term is used in Chapter 9], or any
       of them, for the purposes of Chapter 9 of the
       Listing Manual ["Chapter 9"] of the SGX-ST,
       to enter into any of the transactions falling
       within the types of interested person transactions
       as specified with any party who is of the class
       of interested persons as specified, provided
       that such transactions are made on normal commercial
       terms and in accordance with the review procedures
       for such interested person transactions; [Authority
       expires at the conclusion of the next AGM of
       the Company]; and authorize the Directors of
       the Company to complete and do all such acts
       and things [including executing all such documents
       as may be required] as they may consider expedient
       or necessary or in the interests of the Company
       to give effect to the IPT Mandate and/or this
       resolution

2      Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 of Singapore [the
       "Companies Act"], to purchase or otherwise
       acquire issued ordinary shares in the capital
       of the Company ["Shares"] not exceeding in
       aggregate the Maximum Limit [number of issued
       Shares representing 10% of the issued Shares
       as at the date of the passing of this resolution
       [excluding any shares which are held as treasury
       shares as at that date], at such price or prices
       as may be determined by the Directors of the
       Company from time to time up to the Maximum
       Price [in relation to a share to be purchased
       or acquired, means the purchase price [excluding
       related brokerage, commission, applicable goods
       and services tax, stamp duties, clearance fees
       and other related expenses] which shall not
       exceed, in the case of both a market purchase
       of a Share and an off-market purchase of a
       Share, 105% of the Average Closing Price of
       the Shares], whether by way of: [a] market
       purchase[s] on the SGX-ST; and/or [b] off-market
       purchase[s] [if effected otherwise than on
       the SGX-ST] in accordance with any equal access
       scheme[s] as may be determined or formulated
       by the Directors of the Company as they consider
       fit, which scheme[s] shall satisfy all the
       conditions prescribed by the Companies Act,
       and otherwise in accordance with all other
       laws and regulations and rules of the SGX-ST
       as may for the time being be applicable, [the
       "Share Purchase Mandate"]; unless varied or
       revoked by the Company in general meeting,
       the authority conferred on the Directors of
       the Company pursuant to the Share Purchase
       Mandate may be exercised by the Directors of
       the Company at any time and from time to time
       during the period commencing from the date
       of the passing of this Resolution; [Authority
       expires the earlier of the next AGM of the
       Company is held or the date by which the next
       AGM of the Company is required by law to be
       held]; authorize the Directors of the Company
       and/or any of them to complete and do all such
       acts and things [including executing such documents
       as may be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this Resolution

S.3    Amend the Article 4 of the Articles of Association        Mgmt          For                            For
       of the Company as specified

S.4    Approve to change the name of the Company from            Mgmt          For                            For
       'Singapore Airport Terminal Services Limited'
       to 'SATS Ltd.' and that the name 'SATS Ltd.'
       be substituted for 'Singapore Airport Terminal
       Services Limited' wherever the latter name
       appears in the Memorandum and Articles of Association
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE POST LTD                                                                          Agenda Number:  703145424
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8120Z103
    Meeting Type:  AGM
    Meeting Date:  30-Jun-2011
          Ticker:
            ISIN:  SG1N89910219
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive and adopt the Audited Accounts for             Mgmt          For                            For
       the financial year ended 31     March 2011,
       and the Directors' Report and Independent Auditor's
       Report        thereon

2      To declare a final tax exempt 1-tier dividend             Mgmt          For                            For
       of 2.5 cents per ordinary share in respect
       of the financial year ended 31 March 2011

3      To re-elect Mr Keith Tay Ah Kee who retires               Mgmt          For                            For
       by rotation in accordance with    Article 91
       of the Company's Articles of Association and
       who, being eligible,  offers himself for re-election.
       Mr Keith Tay will, upon his re-election as
       director of the Company, remain as a member
       of the Audit Committee and will   be considered
       independent for the purposes of Rule 704(8)
       of the Listing      Manual of the Singapore
       Exchange Securities Trading Limited (the "SGX-ST")

4      To re-elect the following director who retires            Mgmt          For                            For
       in accordance with Article 97  of the Company's
       Articles of Association and who, being eligible,
       offer       themselves for re-election: Professor
       Low Teck Seng

5      To re-elect the following director who retires            Mgmt          For                            For
       in accordance with Article 97  of the Company's
       Articles of Association and who, being eligible,
       offer       themselves for re-election: Mr
       Bill Chang York Chye

6      To re-appoint Mr Tan Yam Pin as a director of             Mgmt          For                            For
       the Company, pursuant to        Section 153(6)
       of the Companies Act, Chapter 50 of Singapore,
       to hold such    office from the date of this
       Annual General Meeting until the next Annual
       General Meeting of the Company. Mr Tan
       Yam Pin will, upon re-appointment as a director
       of the Company, remain as a member of the Audit
       Committee and will   be considered independent
       for the purposes of Rule 704(8) of the Listing
       Manual of the SGX-ST

7      To approve directors' fees payable by the Company         Mgmt          For                            For
       of SGD 1,342,375 for the    financial year
       ended 31 March 2011 (2010: SGD 900,690)

8      To re-appoint Messrs PricewaterhouseCoopers               Mgmt          For                            For
       LLP as Auditors of the Company    and to authorise
       the directors to fix their remuneration

9      To consider and, if thought fit, to pass with             Mgmt          Against                        Against
       or without any amendments the   following resolutions
       as ordinary resolutions: a) That authority
       be and is    hereby given to the directors
       to: (i) (1) issue shares in the capital of
       the  Company ("shares") whether by way of rights,
       bonus or otherwise; and/or (2)   make or grant
       offers, agreements or options (collectively,
       "Instruments")     that might or would require
       shares to be issued, including but not limited
       to the creation and issue of (as well as adjustments
       to) warrants, debentures or other instruments
       convertible into shares, at any time and upon
       such terms    and conditions and for such purposes
       and to such persons as the directors may in
       their absolute discretion deem fit; and (ii)
       (notwithstanding the          authority conferred
       by this Resolution may have ceased to be in
       force) issue  CONTD

CONT   CONTD shares in pursuance of any Instrument               Non-Voting    No vote
       made or granted by the directors  of the Company
       while this Resolution is in force, provided
       that: (I) the      aggregate number of shares
       to be issued pursuant to this Resolution
       (including shares to be issued in pursuance
       of Instruments made or granted    pursuant
       to this Resolution) does not exceed 50 per
       cent of the total number  of issued shares
       (excluding treasury shares) in the capital
       of the Company    (as calculated in accordance
       with sub-paragraph (II) below), of which the
       aggregate number of shares to be issued
       other than on a pro rata basis to     shareholders
       of the Company (including shares to be issued
       in pursuance of    Instruments made or granted
       pursuant to this Resolution) does not exceed
       10   per cent of the total number of issued
       shares (excluding treasury shares) in  the
       capital CONTD

CONT   CONTD of the Company (as calculated in accordance         Non-Voting    No vote
       with sub-paragraph (II)     below); (II) (subject
       to such manner of calculation as may be prescribed
       by   the SGX-ST) for the purpose of determining
       the aggregate number of shares     that may
       be issued under sub-paragraph (I) above, the
       percentage of issued    shares shall be based
       on the total number of issued shares (excluding
       treasury shares) in the capital of
       the Company at the time this Resolution is
       passed, after adjusting for: (1) new shares
       arising from the conversion or    exercise
       of any convertible securities or share options
       or vesting of share   awards which are outstanding
       or subsisting at the time this Resolution is
       passed; and (2) any subsequent bonus issue
       or consolidation or subdivision of shares;
       (III) in exercising the authority conferred
       by this Resolution, the   CONTD

CONT   CONTD Company shall comply with the provisions            Non-Voting    No vote
       of the Listing Manual of the   SGX-ST for the
       time being in force (unless such compliance
       has been waived by the SGX-ST) and the Articles
       of Association for the time being of the
       Company; and (IV) (unless revoked or
       varied by the Company in general         meeting)
       the authority conferred by this Resolution
       shall continue in force   until the conclusion
       of the next Annual General Meeting of the Company
       or the date by which the next Annual General
       Meeting of the Company is required by   law
       to be held, whichever is the earlier

10     That approval be and is hereby given to the               Mgmt          For                            For
       directors to offer and grant      options ("Options")
       in accordance with the provisions of the Singapore
       Post   Share Option Scheme ("Share Option Scheme")
       and to allot and issue from time  to time such
       number of shares as may be required to be issued
       pursuant to the exercise of the Options under
       the Share Option Scheme, provided that the
       aggregate number of shares to be issued
       pursuant to the Share Option Scheme   shall
       not exceed 5 per cent of the total number of
       issued shares (excluding   treasury shares)
       in the capital of the Company from time to
       time




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE POST LTD                                                                          Agenda Number:  703145436
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8120Z103
    Meeting Type:  EGM
    Meeting Date:  30-Jun-2011
          Ticker:
            ISIN:  SG1N89910219
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      The Proposed Renewal of the Shareholders Mandate          Mgmt          For                            For
       for Interested Person        Transactions

2      The Proposed Renewal of the Share Purchase Mandate        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SINMAG BAKERY MARCHINE CORP                                                                 Agenda Number:  703068874
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7996H106
    Meeting Type:  AGM
    Meeting Date:  10-Jun-2011
          Ticker:
            ISIN:  TW0001580009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2010 business operations                              Non-Voting    No vote

A.2    The 2010 audited reports                                  Non-Voting    No vote

A.3    The investment in people's republic of china              Non-Voting    No vote

A.4    The status of endorsement, guarantee and monetary         Non-Voting    No vote
       loans

B.1    The 2010 business reports and financial statements        Mgmt          For                            For

B.2    The 2010 profit distribution. Proposed cash               Mgmt          For                            For
       dividend: TWD7 per share

B.3    The issuance of new shares from retained earnings.        Mgmt          For                            For
       Proposed stock dividend:50 for 1,000 shs held

B.4    Extraordinary motions                                     Mgmt          For                            Against




--------------------------------------------------------------------------------------------------------------------------
 SINO GRANDNESS FOOD INDUSTRY GROUP LTD                                                      Agenda Number:  702885623
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7999W100
    Meeting Type:  AGM
    Meeting Date:  18-Apr-2011
          Ticker:
            ISIN:  SG1Z04950510
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive and adopt the Directors' Report and            Mgmt          For                            For
       the Audited Accounts of the    Company and
       the Group for the financial year ended 31 December
       2010 together  with the Auditors' Report thereon

2      To declare a one-tier tax exempt final dividend           Mgmt          For                            For
       of RMB 0.044 per share for    the year ended
       31 December 2010

3      To re-elect Ms Huang Yushan as a Director of              Mgmt          For                            For
       the Company retiring pursuant to Article 91
       of the Articles of Association of the Company

4      To re-elect Mr Zhang Gongjun as a Director of             Mgmt          For                            For
       the Company retiring pursuant   to Article
       91 of the Articles of Association of the Company

5      To approve the payment of Directors' fees of              Mgmt          For                            For
       SGD 140,000 for the financial    year ending
       31 December 2011 to be paid half-yearly in
       arrears. (2010: SGD    140,000)

6      To re-appoint Messrs Foo Kon Tan Grant Thornton           Mgmt          For                            For
       LLP as the Auditors of the    Company and to
       authorise the Directors of the Company to fix
       their            remuneration

7      That pursuant to Section 161 of the Companies             Mgmt          Against                        Against
       Act, Cap 50 and Rule 806 of the Listing Manual
       of the Singapore Exchange Securities Trading
       Limited           ("SGX-ST"), the Directors
       of the Company be authorised and empowered
       to: (a)  (i) issue shares in the Company ("shares")
       whether by way of rights or        otherwise;
       and/or (ii) make or grant offers, agreements
       or options            (collectively, "Instruments")
       that might or would require shares to be
       issued, including but not limited to the
       creation and issue of (as well as    adjustments
       to) options, warrants, debentures or other
       instruments            convertible into shares,
       at any time and upon such terms and conditions
       and   for such purposes and to such persons
       as the Directors of the Company may in  their
       absolute discretion deem fit; and(b) (notwithstanding
       the authority     conferred CONTD

CONT   CONTD by this Resolution may have ceased to               Non-Voting    No vote
       be in force) issue shares in      pursuance
       of any Instrument made or granted by the Directors
       of the Company   while this Resolution was
       in force, (the "Share Issue Mandate") provided
       that: (1) the aggregate number of shares
       (including shares to be issued in    pursuance
       of the Instruments, made or granted pursuant
       to this Resolution)    and Instruments to be
       issued pursuant to this Resolution shall not
       exceed 50% of the total number of issued shares
       (excluding treasury shares) (as          calculated
       in accordance with sub-paragraph (2) below),
       of which the          aggregate number of shares
       and Instruments to be issued other than on
       a pro   rata basis to existing shareholders
       of the Company shall not exceed 20% of    the
       total number of issued shares (excluding treasury
       shares) CONTD

CONT   CONTD (as calculated in accordance with sub-paragraph     Non-Voting    No vote
       (2) below); (2)         (subject to such calculation
       as may be prescribed by the SGX-ST) for the
       purpose of determining the aggregate number
       of shares and Instruments that    may be issued
       under sub-paragraph (1) above, the percentage
       of issued shares  and Instruments shall be
       based on the total number of issued shares
       (excluding treasury shares) at the
       time of the passing of this Resolution,
       after adjusting for: (a) new shares arising
       from the conversion or exercise   of the Instruments
       or any convertible securities; (b) new shares
       arising from exercising share options or vesting
       of share awards outstanding and           subsisting
       at the time of the passing of this Resolution;
       and (c) any         subsequent consolidation
       or subdivision of shares; CONTD

CONT   CONTD (3) in exercising the Share Issue Mandate           Non-Voting    No vote
       conferred by this Resolution, the Company shall
       comply with the provisions of the Listing Manual
       of the     SGX-ST for the time being in force
       (unless such compliance has been waived by
       the SGX-ST) and the Articles of Association
       of the Company; and (4) unless    revoked or
       varied by the Company in a general meeting,
       the Share Issue        Mandate shall continue
       in force (i) until the conclusion of the next
       Annual   General Meeting of the Company or
       the date by which the next Annual General
       Meeting of the Company is required by law
       to be held, whichever is earlier or (ii) in
       the case of shares to be issued in pursuance
       of the Instruments, made or granted pursuant
       to this Resolution, until the issuance of such
       shares in  accordance with the terms of the
       Instruments




--------------------------------------------------------------------------------------------------------------------------
 SINO PROSPER STATE GOLD RESOURCES HOLDINGS LTD                                              Agenda Number:  702562491
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8169D104
    Meeting Type:  AGM
    Meeting Date:  30-Aug-2010
          Ticker:
            ISIN:  KYG8169D1043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100729/LTN20100729786.pdf

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

1      Receive the audited consolidated financial statements     Mgmt          For                            For
       and the reports of the  Directors and the Auditors
       of the Company for the YE 31 MAR 2010

2.a    Re-elect Mr. Yeung Kit as a Director of the               Mgmt          For                            For
       Company

2.b    Re-elect Mr. Sung Kin Man as a Director of the            Mgmt          For                            For
       Company

2.c    Authorize the Board of Directors of the Company           Mgmt          For                            For
       or its delegated Committee   to fix the Directors'
       remuneration and authorize the Board of Directors
       to    fill vacancies on the Board

3      Re-appoint HLB Hodgson Impey Cheng as the Company's       Mgmt          For                            For
       Auditors and authorize    the Board of Directors
       of the Company to fix their remuneration

4      Approve to grant a general mandate to the Directors       Mgmt          Against                        Against
       of the Company to allot,  issue or otherwise
       deal with the Company's shares

5      Approve to grant a general mandate to the Directors       Mgmt          For                            For
       of the Company to         repurchase the Company's
       Shares

6      Approve to add the nominal amount of the Company's        Mgmt          Against                        Against
       shares repurchased by the  Company to the mandate
       granted to the Directors of the Company under
       Resolution 4




--------------------------------------------------------------------------------------------------------------------------
 SINO PROSPER STATE GOLD RESOURCES HOLDINGS LTD                                              Agenda Number:  702620534
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8169D104
    Meeting Type:  EGM
    Meeting Date:  15-Oct-2010
          Ticker:
            ISIN:  KYG8169D1043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100927/LTN20100927320.pdf

CMMT   PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTION
       '1'. THANK YOU.

1      Approve the Sale and Purchase Agreement and               Mgmt          For                            For
       all the transactions contemplated thereunder




--------------------------------------------------------------------------------------------------------------------------
 SKYWORTH DIGITAL HOLDINGS LTD                                                               Agenda Number:  702571375
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8181C100
    Meeting Type:  AGM
    Meeting Date:  07-Sep-2010
          Ticker:
            ISIN:  BMG8181C1001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100812/LTN20100812371.pdf

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1      Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements of the        Company and the reports
       of the Directors and the Auditors of the Company
       thereon for the YE 31 MAR 2010

2      Approve and declare a final dividend for the              Mgmt          For                            For
       YE 31 MAR 2010  with scrip       option

3.A    Re-election of Mr. Leung Chi Ching, Frederick             Mgmt          For                            For
       as an Executive Director of the Company

3.B    Re-election of Mr. Yang Dongwen as an Executive           Mgmt          For                            For
       Director of the Company

3.C    Re-election of Mr. Lu Rongchang as an Executive           Mgmt          For                            For
       Director of the Company

3.D    Re-election of Mr. So Hon Cheung, Stephen as              Mgmt          For                            For
       an Independent Non-Executive     Director of
       the Company

3.E    Re-election of Ms. Chan Wai Kay, Katherine as             Mgmt          For                            For
       an Independent Non-Executive    Director of
       the Company

4      Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

5      Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix their     remuneration

6      Approve the refreshment of limit on grant of              Mgmt          For                            For
       options under the Share Option   Scheme of
       the Company

7      Approve to grant the general mandate to repurchase        Mgmt          For                            For
       shares to the Directors

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 STRAITS ASIA RES LTD                                                                        Agenda Number:  702874442
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y81705108
    Meeting Type:  AGM
    Meeting Date:  20-Apr-2011
          Ticker:
            ISIN:  SG1U11932563
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive and adopt the Directors' Report and            Mgmt          For                            For
       the Audited Accounts of the    Company for
       the year ended 31 December 2010 together with
       the Auditors'       Report thereon

2      To declare a final dividend of 2.85 US cents              Mgmt          For                            For
       per share (equivalent to         approximately
       Singapore 3.61 cents per share), tax exempt
       for the year ended  31 December 2010 (2009:
       US 2.03 cents)

3      To re-elect Mr. Martin David Purvis as a director         Mgmt          For                            For
       retiring pursuant to        articles 94 of
       the company's articles of association

4      To re-elect Dr. Chua Yong Hai as a director               Mgmt          For                            For
       retiring pursuant to articles 94  of the company's
       articles of association

5      To re-elect Mr.Peerachat Pinprayong as a director         Mgmt          For                            For
       retiring pursuant to        articles 100 of
       the company's articles of association

6      To re-elect Ms. Julie Therese Hall as a director          Mgmt          For                            For
       retiring pursuant to         articles 100 of
       the company's articles of association

7      To approve the payment of director's fees of              Mgmt          For                            For
       up to SGD 650,000 payable by the Company for
       the year ending 31 December 2011

8      To re-appoint Messrs PricewaterhouseCoopers               Mgmt          For                            For
       LLP as the Company's Auditors and to authorise
       the Directors to fix their remuneration

9      That pursuant to Section 161 of the Companies             Mgmt          Against                        Against
       Act, Cap. 50 ("CA") and Rule    806 of the
       Listing Manual of the Singapore Exchange Securities
       Trading        Limited ("SGX-ST"), the Directors
       of the Company be authorised and empowered
       to: (a) (i) issue shares in the Company ("shares")
       whether by way of rights,  bonus or otherwise;
       and/or (ii) make or grant offers, agreements
       or options   (collectively, "Instruments")
       that might or would require shares to be
       issued, including but not limited to the
       creation and issue of (as well as    adjustments
       to) options, warrants, debentures or other
       instruments            convertible into shares,
       at any time and upon such terms and conditions
       and   for such purposes and to such persons
       as the Directors of the Company may in  their
       absolute discretion deem fit; and (b) (notwithstanding
       the authority    conferred by this CONTD

CONT   CONTD Resolution may have ceased to be in force)          Non-Voting    No vote
       issue shares in pursuance of any Instruments
       made or granted by the Directors of the Company
       while this    Resolution was in force, provided
       that: (1) t he aggregate number of shares
       (including shares to be issued in pursuance
       of the Instruments, made or       granted pursuant
       to this Resolution) to be issued pursuant to
       this Resolution shall not exceed fifty per
       cent. (50%) of the total number of issued shares
       (excluding treasury shares) in the capital
       of the Company (as calculated in   accordance
       with sub-paragraph (2) below), of which the
       aggregate number of    shares to be issued
       other than on a pro rata basis to shareholders
       of the     Company shall not exceed twenty
       per cent. (20%) of the total number of issued
       shares (excluding treasury shares) in the capital
       of the Company (as          calculated in CONTD

CONT   CONTD accordance with sub-paragraph (2) below);           Non-Voting    No vote
       (2) (subject to such manner   of calculation
       as may be prescribed by the SGX-ST) for the
       purpose of         determining the aggregate
       number of shares that may be issued under
       sub-paragraph (1) above, the total
       number of issued shares (excluding
       treasury shares) shall be based on the total
       number of issued shares          (excluding
       treasury shares) in the capital of the Company
       at the time of the  passing of this Resolution,
       after adjusting for: (a) new shares arising
       from  the conversion or exercise of any convertible
       securities; (b) new shares      arising from
       the exercise of share options or vesting of
       share awards which   are outstanding or subsisting
       at the time of the passing of this Resolution;
       and (c) any subsequent bonus issue, consolidation
       or subdivision of shares;   (3) in exercising
       the authority CONTD

CONT   CONTD conferred by this Resolution, the Company           Non-Voting    No vote
       shall comply with the         provisions of
       the Listing Manual of the SGX-ST for the time
       being in force    (unless such compliance has
       been waived by the SGX-ST) and the Articles
       of    Association of the Company; and (4) unless
       revoked or varied by the Company   in a general
       meeting, such authority shall continue in force
       until the        conclusion of the next Annual
       General Meeting of the Company or the date
       by   which the next Annual General Meeting
       of the Company is required by law to be held,
       whichever is the earlier

10     That pursuant to Section 161 of the CA, the               Mgmt          For                            For
       Directors of the Company be       authorised
       and empowered to offer and grant options under
       the rules of the    Option Plan and to issue
       from time to time such number of shares in
       the       capital of the Company as may be
       required to be issued pursuant to the
       exercise of the options granted under the
       Option Plan, whether granted during the subsistence
       of this authority or otherwise, provided always
       that the      aggregate number of additional
       shares to be issued under this Option Plan
       and all other share option, share incentive,
       performance share and restricted     share
       plans implemented by the Company shall not
       exceed fifteen per centum    (15%) of the total
       number of issued shares in the capital of the
       Company      (excluding treasury shares) from
       time to time and that such authority CONTD

CONT   CONTD shall, unless revoked or varied by the              Non-Voting    No vote
       Company in a general meeting,    continue in
       force until the conclusion of the next Annual
       General Meeting of  the Company or the date
       by which the next Annual General Meeting of
       the       Company is required by law to be
       held, whichever is earlier

11     That pursuant to Section 161 of the CA, the               Mgmt          For                            For
       Directors of the Company be       authorised
       and empowered to offer and grant awards under
       the rules of the     Share Plan and to issue
       from time to time such number of shares in
       the        capital of the Company as may be
       required to be issued pursuant to  awards
       granted under  the Share Plan, whether granted
       during the subsistence of this authority or
       otherwise, provided always that the aggregate
       number of          additional shares to be
       issued pursuant to this Share Plan and all
       other      share option, share incentive, performance
       share and restricted share plans   CONTD

CONT   CONTD implemented by the Company shall not exceed         Non-Voting    No vote
       fifteen per centum (15%) of the total number
       of issued shares in the capital of the Company
       (excluding    treasury shares) from time to
       time and that such authority shall, unless
       revoked or varied by the Company in a
       general meeting, continue in force      until
       the conclusion of the next Annual General Meeting
       of the Company or the date by which the next
       Annual General Meeting of the Company is required
       by   law to be held, whichever is earlier

12     That authority be and is hereby given to the              Mgmt          For                            For
       Directors to offer and grant     share options
       in accordance with the terms set out in the
       Addendum and to     allot and issue an aggregate
       number of up to 280,000 shares in the capital
       of the Company pursuant to the exercise of
       such share options to the             Non-executive
       Directors as follows: (a) 77,236 ordinary shares
       to Dr.         Chitrapongse Kwangsukstith;
       (b) 67,073 ordinary shares to Dr. Chua Yong
       Hai;  (c) 50,813 ordinary shares to Mr. Han
       Eng Juan; (d) 48,780 ordinary shares to Mr.
       Apisit Rujikeatkamjorn; and (e) 30,488 ordinary
       shares to Mr. Peerachat   Pinprayong, and that
       any Director or Company Secretary be authorised
       to do    all things necessary or appropriate
       to give effect to this Resolution as he   may
       deem fit

13     That: (a) the name of the Company "Straits Asia           Mgmt          For                            For
       Resources Limited" be changed to "Tiger Energy
       Resources Limited" and that the name "Tiger
       Energy Resources Limited" be substituted for
       "Straits Asia Resources Limited" wherever the
       latter name appears in the Company's Memorandum
       and Articles of Association;  and (b) any Director
       of the Company and/or the Company Secretary
       be and are   hereby authorised to complete
       and do all such acts and things (including
       executing or amending all such documents
       as may be required) as he may        consider
       expedient or necessary or appropriate to give
       effect to this         Resolution




--------------------------------------------------------------------------------------------------------------------------
 SUPERMAX CORPORATION BHD                                                                    Agenda Number:  703135980
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8310G105
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2011
          Ticker:
            ISIN:  MYL7106OO007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To approve a final tax-exempt dividend of 5%              Mgmt          For                            For
       per share in respect of the      financial
       year ended 31 December 2010

2      To approve payment of the Directors' Fees of              Mgmt          For                            For
       RM 344,000/-for the year ended   31 December
       2010

3      To re-elect Dato' Seri Thai Kim Sim who retires           Mgmt          For                            For
       by rotation as a Director of  the Company pursuant
       to Article 88 of the Company's Articles of
       Association

4      To re-elect Encik Shamsudin @ Samad Bin Kassim            Mgmt          For                            For
       who retires by rotation as a   Director of
       the Company pursuant to Article 88 of the Company's
       Articles of   Association

5      To re-appoint Messrs. Baker Tilly Monteiro Heng           Mgmt          For                            For
       as Auditors of the Company    and to authorise
       the Board of Directors to fix their remuneration

6      Authority to issue shares                                 Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 UNITED PHOSPHORUS LTD                                                                       Agenda Number:  702571109
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9247H166
    Meeting Type:  AGM
    Meeting Date:  08-Sep-2010
          Ticker:
            ISIN:  INE628A01036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Adopt the audited balance sheet as at 31 MAR              Mgmt          For                            For
       2010, profit and loss account    for the YE
       on that date and the reports of the Board of
       Directors and the     Auditors thereon

2      Declare a dividend on equity shares                       Mgmt          For                            For

3      Re-appoint Mr. Kalyan Banerjee as a Director,             Mgmt          For                            For
       who retires by rotation

4      Re-appoint Dr.  Mrs.  Reena Ramachandran as               Mgmt          For                            For
       a Director, who retires by        rotation

5      Re-appoint Mr. Pradip Madhavji as a Director,             Mgmt          For                            For
       who retires by rotation

6      Re-appoint Mr. R. D. Shroff as a Director, who            Mgmt          For                            For
       retires by rotation

7      Appointment of Auditors and approve to fix their          Mgmt          For                            For
       remuneration

S.8    Approve, pursuant to the provisions of Section            Mgmt          For                            For
       309 and other applicable       provisions,
       if any, of the Companies Act, 1956  the Act
       a sum not exceeding  1% annum of the net profits
       of the Company calculated in accordance with
       the  provisions of Sections 198, 349 and 350
       of the Act, be paid to and            distributed
       amongst the Directors of the Company or some
       or any of them       other than the Managing
       Director and the whole-time Directors, if any
       in     such amounts or proportions and in
       such manner and in all respects as may be
       directed by the Board of Directors and such
       payments shall be made in respect of the profits
       of the Company for each year of the period
       of five years       commencing 01 APR 2010




--------------------------------------------------------------------------------------------------------------------------
 UNIVANICH PALM OIL PUBLIC COMPANY LIMITED                                                   Agenda Number:  702902669
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9281M105
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2011
          Ticker:
            ISIN:  TH0748010012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 793150 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

CMMT   IN THE SITUATION WHERE THE CHAIRMAN OF THE MEETING        Non-Voting    No vote
       SUDDENLY CHANGE THE AGENDA AND/OR ADD NEW AGENDA
       DURING THE MEETING,WE WILL VOTE THAT AGENDA
       AS ABSTAIN.

1      To ratify the minutes of annual general meeting           Mgmt          For                            For
       of shareholder no. 41 held on 23rd April 2010

2      To consider the directors annual report on the            Mgmt          For                            For
       company's operating outcome from January to
       December 2010

3      To consider and approve the balance sheet and             Mgmt          For                            For
       the statements of profit and loss for the year
       2010

4      To consider profit allocation                             Mgmt          For                            For

5.a    To elect director to replace those who retire             Mgmt          For                            For
       by rotation: Mr. Apirag Vanich

5.b    To elect director to replace those who retire             Mgmt          For                            For
       by rotation: Mr. John Harvey Clendon

5.c    To elect director to replace those who retire             Mgmt          For                            For
       by rotation: Dr. Prote Sosothikul

5.d    To elect director to replace those who retire             Mgmt          For                            For
       by rotation: M.R Chatu Mongol Sonakui

6      To consider the remuneration of directors                 Mgmt          For                            For

7      To appoint the auditor and fix the auditors               Mgmt          For                            For
       remuneration for the fiscal year 2011

8      Other matters (if any)                                    Mgmt          For                            Against




--------------------------------------------------------------------------------------------------------------------------
 VINDA INTERNATIONAL HOLDINGS LTD                                                            Agenda Number:  702942257
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9361V108
    Meeting Type:  AGM
    Meeting Date:  18-May-2011
          Ticker:
            ISIN:  KYG9361V1086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20110413/LTN20110413186.pdf

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST'     ONLY FOR ALL
       RESOLUTIONS. THANK YOU.

1      To receive and adopt the audited financial statements     Mgmt          For                            For
       and the reports of the  directors and the auditors
       of the Company for the year ended 31 December
       2010

2      To declare a final dividend for the year ended            Mgmt          For                            For
       31 December 2010

3.a.i  To re-elect Ms. Yu Yi Fang as an executive director       Mgmt          For                            For

3a.ii  To re-elect Mr. Ulf Olof Lennart Soderstrom               Mgmt          For                            For
       as a non-executive director

3aiii  To re-elect Dr. Cao Zhen Lei as an independent            Mgmt          For                            For
       non-executive director

3a.iv  To re-elect Mr. Tsui King Fai as an independent           Mgmt          For                            For
       non-executive director

3.b    To authorise the board of directors to fix the            Mgmt          For                            For
       remuneration of the directors

4      To re-appoint PricewaterhouseCoopers as auditor           Mgmt          For                            For
       of the Company and to         authorise the
       board of directors to fix their remuneration

5      To give a general mandate to the directors to             Mgmt          Against                        Against
       issue shares up to 20%

6      To give a general mandate to the directors to             Mgmt          For                            For
       repurchase shares up to 10%

7      To authorise the directors to issue and allot             Mgmt          Against                        Against
       the shares repurchased by the   Company

8      To amend the Articles of Association of the               Mgmt          For                            For
       Company




--------------------------------------------------------------------------------------------------------------------------
 YOUYUAN INTERNATIONAL HOLDINGS LTD, CAYMAN ISLANDS                                          Agenda Number:  702885320
--------------------------------------------------------------------------------------------------------------------------
        Security:  G98764106
    Meeting Type:  AGM
    Meeting Date:  12-May-2011
          Ticker:
            ISIN:  KYG987641068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20110328/LTN20110328029.pdf

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR ALL RESOLUTIONS.
       THANK YOU.

1      To receive and consider the consolidated audited          Mgmt          For                            For
       financial statements of the Company and its
       subsidiaries and the reports of the directors
       and the auditors of the Company for the year
       ended 31 December 2010

2      To re-elect Mr. Cao Xu as director of the Company         Mgmt          For                            For

3      To re-elect Mr. Zhang Guoduan as director of              Mgmt          For                            For
       the Company

4      To re-elect Mr. Paul Steven Wolansky as director          Mgmt          For                            For
       of the Company

5      To authorise the board of directors of the Company        Mgmt          For                            For
       to fix the remuneration of the Company's directors

6      To re-appoint Deloitte Touche Tohmatsu as the             Mgmt          For                            For
       Company's Auditors and to authorise the board
       of directors of the Company to fix their remuneration

7      To grant a general mandate to the directors               Mgmt          Against                        Against
       of the Company to allot, issue and deal with
       the Company's shares

8      To grant a general mandate to the directors               Mgmt          For                            For
       of the Company to repurchase the Company's
       shares

9      To extend the general mandate granted under               Mgmt          Against                        Against
       resolution no. 7 by adding the amount representing
       the aggregate nominal value of shares repurchased
       pursuant to the general mandate granted under
       resolution no. 8



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Asian Small Companies Portfolio
By (Signature)       /s/ Hon. Robert Lloyd George
Name                 Hon. Robert Lloyd George
Title                President
Date                 08/17/2011